Schedule of Investments (unaudited) November 30, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Shares	Value

Common Stocks — 0.1%

Diversified Financial Services — 0.1%
Kcad Holdings I Ltd.(a)(b)		546,753,936	$371,791

Health Care Management Services — 0.0%
New Millennium HoldCo, Inc.(b)		8,511	51

Household Durables — 0.0%
Berkline Benchraft Equity LLC(a)		3,155	—

Media — 0.0%
Clear Channel Outdoor Holdings, Inc.(b)		38,911	96,499
iHeartMedia, Inc., Class A(b)		1,943	29,903

			126,402

Metals & Mining — 0.0%
Ameriforge Group, Inc.		801	43,254
Preferred Proppants LLC(a)		5,738	12,910

			56,164

Software — 0.0%
Avaya Holdings Corp.(b)		19	243

Utilities — 0.0%
Texgen LLC(a)		3,661	164,745

Total Common Stocks — 0.1% (Cost — $6,581,039)			719,396

		Par (000)

Asset-Backed Securities — 4.7%
522 Funding Clo I Ltd., Series 2019-1A, Class E, (3 mo. LIBOR US + 7.34%), 1.00%, 01/15/33(c)(d)(e)	USD	250	242,500
Allegro CLO II-S Ltd., Series 2014-1RA, Class C, (3 mo. LIBOR US + 3.00%), 4.97%, 10/21/28(c)(d)		1,000	946,931
ALM VI Ltd., Series 2012-6A, Class BR3, (3 mo. LIBOR US + 1.75%), 3.75%, 07/15/26(c)(d)		1,000	980,300
ALM XII Ltd., Series 2015-12A, Class C1R2, 4.65%, 04/16/27 (c)(f)		1,000	989,851
ALM XVI Ltd./ALM XVI LLC, Series 2015-16A, Class CR2, (3 mo. LIBOR US + 2.70%), 4.70%, 07/15/27(c)(d)		270	261,288
Anchorage Capital CLO Ltd.(c)(d):
Series 2014-3RA, Class E, (3 mo. LIBOR US + 5.50%), 7.44%, 01/28/31		850	742,391
Series 2014-4RA, Class D, (3 mo. LIBOR US + 2.60%), 4.54%, 01/28/31		250	233,032

Security		Par (000)	Value

Asset-Backed Securities (continued)
Series 2015-7A, Class DR, (3 mo. LIBOR US + 2.70%), 4.70%, 10/15/27	USD	1,000	$982,644
Series 2016-8A, Class ER, (3 mo. LIBOR US + 5.75%), 7.69%, 07/28/28		1,000	950,015
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 8.71%, 07/20/32(c)(d)		500	466,233
Cedar Funding IV CLO Ltd., Series 2014-4A, Class DR, (3 mo. LIBOR US + 3.65%), 5.58%, 07/23/30(c)(d)		500	488,793
CIFC Funding II Ltd., Series 2015-2A, Class DR, 4.45%, 04/15/27(c)(f)		500	490,154
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B, 2.50%, 01/25/30(c)		410	398,198
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44(a)(c)		2,988	2,992,530
Dryden CLO Ltd., Series 2018-64A, Class D, 4.65%, 04/18/31(c)(f)		250	231,674
Elmwood CLO III Ltd., Series 2019-3A, Class E, (3 mo. LIBOR US + 7.00%), 8.82%, 10/15/32(c)(d)		950	925,287
Litigation Fee Residual Funding, 4.00%, 10/30/27(a)(c)		859	856,152
Madison Park Funding X Ltd., Series 2012-10A, Class ER2, (3 mo. LIBOR US + 6.40%), 8.37%, 01/20/29(c)(d)		500	475,087
Madison Park Funding XV Ltd., Series 2014-15A, Class B1R, (3 mo. LIBOR US + 2.20%), 4.14%, 01/27/26(c)(d)		1,500	1,492,498
Madison Park Funding XVI Ltd., Series 2015-16A, Class C, (3 mo. LIBOR US + 3.70%), 5.67%, 04/20/26(c)(d)		300	299,334
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ER, (3 mo. LIBOR US + 5.00%), 7.00%, 01/15/28(c)(d)		790	705,136
Oaktree CLO Ltd., Series 2015-1A, Class DR, (3 mo. LIBOR US + 5.20%), 7.17%, 10/20/27(c)(d)		500	475,404
Octagon Investment Partners LLC, Series 2017-1A, Class E, (3 mo. LIBOR US + 6.30%), 8.27%, 07/20/30(c)(d)		500	473,534
OZLM Funding Ltd., Series 2012-1A, Class CR2, (3 mo. LIBOR US + 3.60%), 5.55%, 07/22/29(c)(d)		250	243,958

1

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
OZLM VIII Ltd., Series 2014-8A(c)(d):
Class BRR, (3 mo. LIBOR US + 2.20%), 4.20%, 10/17/29	USD	2,500	$2,417,028
Class CRR, (3 mo. LIBOR US + 3.15%), 5.15%, 10/17/29		250	238,056
OZLM XV Ltd., Series 2016-15A, Class C, (3 mo. LIBOR US + 4.00%), 5.97%, 01/20/29(c)(d)		1,000	993,075
OZLM XXI Ltd., Series 2017-21A, Class D, (3 mo. LIBOR US + 5.54%), 7.51%, 01/20/31(c)(d)		250	219,729
Park Avenue Institutional Advisers CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 6.22%), 8.13%, 11/14/29(c)(d)		1,750	1,680,846
Rockford Tower CLO Ltd.(c)(d):
Series 2017-1A, Class D, (3 mo. LIBOR US + 3.25%), 5.25%, 04/15/29		250	242,212
Series 2017-2A, Class D, (3 mo. LIBOR US + 3.45%), 5.45%, 10/15/29		500	496,373
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 03/30/30(a)(c)		2,538	101,511
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 04/15/29(a)(c)		1,712	64,745
Symphony CLO XVIII Ltd., Series 2016-18A, Class D, (3 mo. LIBOR US + 4.00%), 5.93%, 01/23/28(c)(d)		1,000	994,347
TICP CLO VII Ltd., Series 2017-7A, Class E, (3 mo. LIBOR US + 6.51%), 8.51%, 07/15/29(c)(d)		500	487,634
Venture XXVI CLO Ltd., Series 2017-26A, Class D, (3 mo. LIBOR US + 4.25%), 6.22%, 01/20/29(c)(d)		1,000	994,468
Wellfleet CLO Ltd., Series 2017-3A, Class B, (3 mo. LIBOR US + 1.95%), 3.95%, 01/17/31(c)(d)		500	462,863
Westcott Park CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.25%), 5.22%, 07/20/28(c)(d)		500	488,206
York CLO Ltd.(c)(d):
Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.60%), 5.57%, 10/20/29		250	246,743
Series 2016-2A, Class E, (3 mo. LIBOR US + 6.94%), 8.91%, 01/20/30		1,000	971,325

Total Asset-Backed Securities — 4.7% (Cost — $29,316,032)			28,442,085

Security		Par (000)	Value

Corporate Bonds — 63.8%

Aerospace & Defense — 2.6%
Amsted Industries, Inc., 5.63%, 07/01/27(c)	USD	156	$164,580
Arconic, Inc.:
5.40%, 04/15/21		10	10,307
5.87%, 02/23/22		730	779,326
5.13%, 10/01/24(g)		808	880,760
Bombardier, Inc.(c):
8.75%, 12/01/21(g)		635	687,388
5.75%, 03/15/22		108	110,160
6.00%, 10/15/22		8	8,020
6.13%, 01/15/23(g)		338	342,702
7.50%, 12/01/24		135	138,713
7.50%, 03/15/25		296	299,700
7.88%, 04/15/27(g)		1,464	1,472,725
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(c)		378	400,680
Moog, Inc., 5.25%, 12/01/22(c)		270	273,375
Signature Aviation US Holdings, Inc.(c):
5.38%, 05/01/26		271	284,951
4.00%, 03/01/28		409	411,679
TransDigm UK Holdings PLC, 6.88%, 05/15/26(g)		464	490,680
TransDigm, Inc.(c):
6.25%, 03/15/26(g)		6,014	6,457,533
5.50%, 11/15/27		917	917,000
Triumph Group, Inc., 6.25%, 09/15/24(c)		346	363,300
Wolverine Escrow LLC(c):
8.50%, 11/15/24		230	231,812
9.00%, 11/15/26		983	992,928

			15,718,319

Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 6.75%, 08/15/24(c)		18	19,522

Airlines — 1.5%
Air Canada Pass-Through Trust, Series 2015-1, Class B, 3.88%, 09/15/24(c)(g)		1,052	1,063,577
American Airlines Pass-Through Trust:
Series 2013-2, Class A, 4.95%, 07/15/24(g)		1,918	2,006,669
Series 2013-2, Class B, 5.60%, 01/15/22(c)		217	220,991
Series 2017-1, Class B, 4.95%, 08/15/26		1,212	1,286,023
Avianca Holdings SA, 8.38%, 05/10/20(c)		239	224,660
Latam Finance Ltd., 6.88%, 04/11/24(c)		203	213,678
United Airlines Pass-Through Trust(g):
Series 2014-2, Class B, 4.63%, 03/03/24		1,441	1,486,722

2

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Airlines (continued)
Series 2015-1, Class A, 3.70%, 06/01/24	USD	2,430	$2,497,015

			8,999,335

Auto Components — 1.0%
Allison Transmission, Inc.(c):
5.00%, 10/01/24		28	28,665
5.88%, 06/01/29		319	344,121
Aptiv PLC, 4.40%, 10/01/46		240	236,957
GKN Holdings Ltd., 4.63%, 05/12/32	GBP	100	132,563
Goodyear Tire & Rubber Co., 5.00%, 05/31/26	USD	67	68,901
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.25%, 02/01/22		299	304,980
6.75%, 02/01/24		406	422,240
4.75%, 09/15/24(c)		40	40,800
6.38%, 12/15/25		120	126,900
6.25%, 05/15/26		409	435,074
IHO Verwaltungs GmbH, (3.63% Cash or 4.38% PIK), 3.63%, 05/15/25(h)	EUR	100	114,312
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.:
4.38%, 05/15/26		100	114,587
6.25%, 05/15/26(c)	USD	1,708	1,815,826
8.50%, 05/15/27(c)(g)		1,751	1,788,209
Tesla, Inc., 5.30%, 08/15/25(c)		271	259,821

			6,233,956

Banks — 2.0%
Allied Irish Banks PLC(5 year EUR Swap + 3.95%), 4.13%, 11/26/25(i)	EUR	100	113,890
Banco BPM SpA, 2.50%, 06/21/24		100	113,867
Banco Espirito Santo SA(b)(j):
4.75%, 01/15/20		100	18,731
4.00%, 01/21/21		100	18,731
Barclays PLC:
4.38%, 09/11/24	USD	580	605,018
3.65%, 03/16/25(g)		3,600	3,714,303
5.20%, 05/12/26		200	217,384
BBVA Bancomer SA, 6.75%, 09/30/22(c)		192	208,038
CIT Bank NA(Secured Overnight Financing Rate + 1.72%), 2.97%, 09/27/25(i)		515	509,989
CIT Group, Inc., 5.00%, 08/01/23		582	626,378
HSBC Holdings PLC, 4.38%, 11/23/26(g)		395	424,984
Nordea Bank AB, 4.50%, 03/26/20	EUR	1,020	1,139,592
Promerica Financial Corp., 9.70%, 05/14/24(c)	USD	200	207,063

Security		Par (000)	Value

Banks (continued)
Santander Holdings USA, Inc., 4.50%, 07/17/25(g)	USD	1,750	$1,882,706
Santander UK Group Holdings PLC, 2.88%, 08/05/21(g)		950	958,853
Standard Chartered PLC(3 mo. LIBOR US + 1.08%), 3.89%, 03/15/24(c)(g)(i)		1,500	1,552,269

			12,311,796

Beverages — 0.1%
Central American Bottling Corp., 5.75%, 01/31/27(c)		176	184,305
Crown European Holdings SA, 2.25%, 02/01/23(c)	EUR	100	114,425

			298,730

Building Materials — 0.0%
CEMEX Finance LLC, 4.63%, 06/15/24		100	114,690

Building Products — 0.4%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27(c)	USD	262	268,550
Beacon Roofing Supply, Inc.(c):
4.88%, 11/01/25		18	17,483
4.50%, 11/15/26		88	88,880
CPG Merger Sub LLC, 8.00%, 10/01/21(c)		324	322,931
Jeld-Wen, Inc.(c):
4.63%, 12/15/25		138	139,207
4.88%, 12/15/27		19	19,024
Masonite International Corp.(c):
5.75%, 09/15/26		86	91,160
5.38%, 02/01/28		120	127,050
Standard Industries, Inc.(c):
5.50%, 02/15/23		66	67,485
5.38%, 11/15/24		404	415,615
6.00%, 10/15/25		600	627,750
5.00%, 02/15/27		36	37,350
4.75%, 01/15/28		46	47,495

			2,269,980

Capital Markets — 0.3%
Goldman Sachs Group, Inc., Series R, (5 year CMT + 3.22%), 4.95%(i)(k)		210	215,250
Intertrust Group BV, 3.38%, 11/15/25	EUR	100	115,438
LABL Escrow Issuer LLC, 6.75%, 07/15/26(c)	USD	380	389,500
Morgan Stanley, 4.00%, 07/23/25(g)		965	1,043,179
Owl Rock Capital Corp., 5.25%, 04/15/24		88	92,622

3

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Capital Markets (continued)
Stevens Holding Co., Inc., 6.13%, 10/01/26(c)	USD	167	$180,777

			2,036,766

Chemicals — 1.4%
Atotech Alpha 2 BV, (8.75% Cash or 9.50% PIK), 8.75%, 06/01/23(c)(h)		256	252,800
Atotech Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 02/01/25(c)		1,830	1,857,450
Axalta Coating Systems LLC, 4.88%, 08/15/24(c)		608	630,040
Blue Cube Spinco LLC:
9.75%, 10/15/23		596	648,150
10.00%, 10/15/25		380	423,700
Chemours Co.:
6.63%, 05/15/23		306	301,410
7.00%, 05/15/25		112	103,600
4.00%, 05/15/26	EUR	186	181,552
Cydsa SAB de CV, 6.25%, 10/04/27(c)	USD	252	253,732
Element Solutions, Inc., 5.88%, 12/01/25(c)(g)		1,384	1,439,360
GCP Applied Technologies, Inc., 5.50%, 04/15/26(c)		165	169,950
Monitchem HoldCo 3 SA, 5.25%, 03/15/25	EUR	100	113,503
NOVA Chemicals Corp., 4.88%, 06/01/24(c)	USD	67	67,503
OCI NV, 3.13%, 11/01/24	EUR	100	113,320
Orbia Advance Corp SAB de CV, 5.50%, 01/15/48(c)	USD	200	198,688
PQ Corp.(c):
6.75%, 11/15/22		457	472,424
5.75%, 12/15/25		543	568,792
WR Grace & Co-Conn(c):
5.13%, 10/01/21(g)		741	768,787
5.63%, 10/01/24		200	217,500

			8,782,261

Commercial Services & Supplies — 1.3%
ADT Security Corp.:
6.25%, 10/15/21		139	147,340
3.50%, 07/15/22		55	55,825
4.13%, 06/15/23		164	168,100
4.88%, 07/15/32(c)		575	500,250
Advanced Disposal Services, Inc., 5.63%, 11/15/24(c)		147	153,431
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(c)		383	395,926
Clean Harbors, Inc.(c):
4.88%, 07/15/27		276	289,193
5.13%, 07/15/29		172	181,752
Core & Main LP, 6.13%, 08/15/25(c)		1,044	1,067,490

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Fortress Transportation & Infrastructure Investors LLC(c):
6.75%, 03/15/22	USD	71	$73,663
6.50%, 10/01/25		78	80,275
GFL Environmental, Inc.(c):
7.00%, 06/01/26		585	595,237
8.50%, 05/01/27		511	543,860
Harland Clarke Holdings Corp., 8.38%, 08/15/22(c)		398	298,500
KAR Auction Services, Inc., 5.13%, 06/01/25(c)		380	386,175
Mobile Mini, Inc., 5.88%, 07/01/24		499	517,712
Pitney Bowes, Inc., 4.13%, 10/01/21(g)		500	505,615
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(c)		472	491,428
Summer BC Holdco B Sarl, 5.75%, 10/31/26	EUR	100	113,192
United Rentals North America, Inc.:
4.63%, 10/15/25	USD	285	292,838
5.88%, 09/15/26		17	18,190
5.50%, 05/15/27		339	361,882
3.88%, 11/15/27		200	201,750
5.25%, 01/15/30		161	171,063

			7,610,687

Communications Equipment — 0.9%
CommScope, Inc.(c):
5.50%, 03/01/24		807	838,271
6.00%, 03/01/26		256	268,161
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 9.88%, 05/01/24(c)		164	172,397
Motorola Solutions, Inc., 3.75%, 05/15/22(g)		843	874,201
Nokia OYJ:
3.38%, 06/12/22		106	107,187
4.38%, 06/12/27		149	153,337
6.63%, 05/15/39		200	227,000
ViaSat, Inc., 5.63%, 04/15/27(c)		593	632,286
Zayo Group LLC/Zayo Capital, Inc.(g):
6.00%, 04/01/23		531	544,287
6.38%, 05/15/25		535	550,381
5.75%, 01/15/27(c)		1,362	1,389,240

			5,756,748

Construction & Engineering — 0.2%
Brand Industrial Services, Inc., 8.50%, 07/15/25(c)		341	332,475
frontdoor, Inc., 6.75%, 08/15/26(c)		560	611,744

4

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Construction & Engineering (continued)
SRS Distribution, Inc., 8.25%, 07/01/26(c)	USD	266	$271,320

			1,215,539

Construction Materials — 0.7%
American Builders & Contractors Supply Co., Inc.(c):
5.75%, 12/15/23		184	188,907
5.88%, 05/15/26		412	437,235
4.00%, 01/15/28		375	375,469
Core & Main Holdings LP, (8.625% Cash or 9.38% PIK), 8.63%, 09/15/24(c)(h)		464	479,080
HD Supply, Inc., 5.38%, 10/15/26(c)(g)		1,956	2,073,360
Navistar International Corp., 6.63%, 11/01/25(c)		448	461,440
Williams Scotsman International, Inc.(c):
7.88%, 12/15/22		98	102,165
6.88%, 08/15/23		391	410,812

			4,528,468

Consumer Discretionary — 0.3%
Nielsen Co. Luxembourg Sarl, 5.00%, 02/01/25(c)		135	135,506
Silversea Cruise Finance Ltd., 7.25%, 02/01/25(c)		56	59,416
Viking Cruises Ltd.(c):
6.25%, 05/15/25		315	328,388
5.88%, 09/15/27(g)		1,297	1,387,790

			1,911,100

Consumer Finance — 1.7%
Ally Financial, Inc., 8.00%, 11/01/31(g)		1,894	2,611,352
Credivalores-Crediservicios SAS, 9.75%, 07/27/22(c)		200	203,188
Mulhacen Pte Ltd., (6.5% Cash or 7.25% PIK), 6.50%, 08/01/23(h)	EUR	119	107,022
Muthoot Finance Ltd., 6.13%, 10/31/22(c)	USD	427	439,810
Navient Corp.:
5.00%, 10/26/20		310	316,200
6.63%, 07/26/21		113	119,781
7.25%, 09/25/23		129	143,190
6.13%, 03/25/24		86	91,805
5.88%, 10/25/24		129	137,385
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26(c)	EUR	400	478,675
4.50%, 05/15/26		100	119,669
6.25%, 05/15/26(c)(g)	USD	1,610	1,754,900
8.25%, 11/15/26(c)(g)		972	1,087,425
Springleaf Finance Corp.:
6.13%, 05/15/22		70	75,250
6.88%, 03/15/25		281	320,910

Security		Par (000)	Value

Consumer Finance (continued)
7.13%, 03/15/26	USD	374	$431,035
6.63%, 01/15/28		221	244,205
5.38%, 11/15/29		164	168,920
Verscend Escrow Corp., 9.75%, 08/15/26(c)		1,418	1,524,350

			10,375,072

Containers & Packaging — 1.4%
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(c)(h)		691	688,547
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 08/15/26(c)(g)		262	265,930
4.75%, 07/15/27(c)	GBP	100	135,189
4.75%, 07/15/27		100	135,189
Berry Global, Inc., 4.88%, 07/15/26(c)	USD	405	423,731
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		196	202,860
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26(g)		523	548,496
Greif, Inc., 6.50%, 03/01/27(c)		61	65,117
Intertape Polymer Group, Inc., 7.00%, 10/15/26(c)		201	209,040
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(c)(g)		1,450	1,482,625
OI European Group BV, 2.88%, 02/15/25	EUR	100	112,267
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu(c):
(3 mo. LIBOR US + 3.50%), 5.50%, 07/15/21(d)	USD	433	434,082
5.13%, 07/15/23		146	149,285
7.00%, 07/15/24(g)		344	356,040
Sealed Air Corp.(c):
5.13%, 12/01/24		46	49,623
6.88%, 07/15/33		44	51,370
Silgan Holdings, Inc., 4.13%, 02/01/28(c)		228	228,429
Trivium Packaging Finance BV:
3.75%, 08/15/26	EUR	100	116,096
5.50%, 08/15/26(c)	USD	1,004	1,054,215
8.50%, 08/15/27(c)(g)		1,367	1,486,612

			8,194,743

Diversified Consumer Services — 0.7%
APX Group, Inc.:
8.75%, 12/01/20(g)		243	237,836
7.88%, 12/01/22(g)		336	333,900
8.50%, 11/01/24(c)		60	59,100
Ascend Learning LLC, 6.88%, 08/01/25(c)		1,007	1,058,142

5

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Consumer Services (continued)
Graham Holdings Co., 5.75%, 06/01/26(c)	USD	211	$224,188
Laureate Education, Inc., 8.25%, 05/01/25(c)		114	123,120
Pinnacle Bidco PLC, 6.38%, 02/15/25	GBP	100	137,187
Prime Security Services Borrower LLC/Prime Finance, Inc.(c):
9.25%, 05/15/23	USD	251	263,864
5.25%, 04/15/24		330	339,900
5.75%, 04/15/26(g)		522	545,239
Service Corp. International, 5.13%, 06/01/29		248	264,740
ServiceMaster Co. LLC, 5.13%, 11/15/24(c)		797	825,891

			4,413,107

Diversified Financial Services — 1.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(c):
6.63%, 07/15/26(g)		1,172	1,239,390
9.75%, 07/15/27		98	103,145
Arrow Global Finance PLC, 5.13%, 09/15/24	GBP	100	129,977
F-Brasile SpA/F-Brasile US LLC, Series XR, 7.38%, 08/15/26(c)	USD	223	235,265
Garfunkelux Holdco 3 SA, 7.50%, 08/01/22	EUR	100	108,527
General Motors Financial Co., Inc., 4.38%, 09/25/21(g)	USD	530	548,241
Gilex Holding Sarl, 8.50%, 05/02/23(c)		182	197,015
Intesa Sanpaolo SpA, 5.02%, 06/26/24(c)(g)		2,442	2,540,422
Intrum AB, 3.00%, 09/15/27	EUR	100	106,396
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(h)		100	113,859
Lloyds Banking Group PLC (5 year CMT + 4.82%), 6.75%(i)(k)	USD	450	485,437
Murphy Oil USA, Inc., 4.75%, 09/15/29		163	172,112
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25(c)(g)		804	828,120
Usiminas International Sarl, 5.88%, 07/18/26(c)		200	203,250
VZ Vendor Financing BV, 2.50%, 01/31/24	EUR	100	112,108
WMG Acquisition Corp., 5.50%, 04/15/26(c)	USD	166	175,130

			7,298,394

Diversified Telecommunication Services — 1.4%
CenturyLink, Inc.:
5.63%, 04/01/25(g)		566	597,837
Series P, 7.60%, 09/15/39		175	180,250

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Series U, 7.65%, 03/15/42	USD	357	$367,664
Series W, 6.75%, 12/01/23(g)		732	814,350
Series Y, 7.50%, 04/01/24(g)		644	724,500
Cincinnati Bell, Inc.(c):
7.00%, 07/15/24		382	357,647
8.00%, 10/15/25		146	133,225
Frontier Communications Corp.(c):
8.50%, 04/01/26		164	161,950
8.00%, 04/01/27(g)		1,478	1,526,035
GCI LLC, 6.63%, 06/15/24(c)		153	165,623
Level 3 Financing, Inc.:
5.38%, 08/15/22		155	155,581
5.63%, 02/01/23		61	61,229
5.13%, 05/01/23		295	297,212
5.38%, 05/01/25		90	93,150
5.25%, 03/15/26(g)		865	900,681
SoftBank Group Corp.:
4.50%, 04/20/25	EUR	100	119,632
4.75%, 07/30/25		100	120,373
Telecom Argentina SA, 8.00%, 07/18/26(c)	USD	3	2,629
Telecom Italia Capital SA:
6.38%, 11/15/33		137	151,728
6.00%, 09/30/34		368	393,707
7.20%, 07/18/36		19	22,240
7.72%, 06/04/38		58	71,159
Telecom Italia SpA:
4.00%, 04/11/24	EUR	150	181,084
5.30%, 05/30/24(c)(g)	USD	600	645,162
2.75%, 04/15/25	EUR	100	115,247
Verizon Communications, Inc., 3.38%, 02/15/25(g)	USD	156	164,787

			8,524,682

Electric Utilities — 0.5%
Black Hills Corp., 3.15%, 01/15/27(g)		305	310,607
Electricite de France SA, 4.50%, 12/04/69(e)		200	199,174
Enel Finance International NV, 3.63%, 05/25/27(c)(g)		900	935,242
Energuate Trust, 5.88%, 05/03/27(c)		200	202,375
Exelon Corp., 3.40%, 04/15/26(g)		140	146,308
Inkia Energy Ltd., 5.88%, 11/09/27(c)		377	388,781
NextEra Energy Operating Partners LP(c):
4.25%, 07/15/24		528	542,425
4.25%, 09/15/24		101	103,777
4.50%, 09/15/27		111	113,220
Talen Energy Supply LLC:
6.50%, 06/01/25		50	37,709
10.50%, 01/15/26(c)		50	42,417

6

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities (continued)
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.:
11.50%, 10/01/20(a)	USD	300	$—
10.50%, 11/01/20		31	152
10.25%, 12/31/49(a)		47	—

			3,022,187

Electronic Equipment, Instruments & Components — 0.2%
CDW LLC/CDW Finance Corp.:
5.50%, 12/01/24(g)		655	722,413
5.00%, 09/01/25		107	111,547
4.25%, 04/01/28		54	56,414
Itron, Inc., 5.00%, 01/15/26(c)		25	25,858

			916,232

Energy Equipment & Services — 0.6%
Apergy Corp., 6.38%, 05/01/26		239	236,610
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27(c)		147	151,352
Gates Global LLC/Gates Global Co.(c):
6.00%, 07/15/22		442	442,000
6.25%, 01/15/26		240	240,026
Halliburton Co., 3.80%, 11/15/25(g)		100	105,414
Odebrecht Oil & Gas Finance Ltd., 0.00%(c)(k)(l)	BRL	43	387
Pattern Energy Group, Inc., 5.88%, 02/01/24(c)	USD	299	307,970
Transocean, Inc.:
8.38%, 12/15/21		51	51,701
9.00%, 07/15/23(c)		920	938,676
7.50%, 01/15/26(c)		29	26,038
USA Compression Partners LP/USA Compression Finance Corp.:
6.88%, 04/01/26		322	330,855
6.88%, 09/01/27(c)		503	514,468

			3,345,497

Environmental, Maintenance, & Security Service — 0.1%
Tervita Corp., 7.63%, 12/01/21(c)		343	342,962
Waste Pro USA, Inc., 5.50%, 02/15/26(c)		313	323,173

			666,135

Equity Real Estate Investment Trusts (REITs) — 2.0%
AvalonBay Communities, Inc., 3.45%, 06/01/25(g)		1,245	1,316,659
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26(c)		167	174,098
ERP Operating LP, 3.38%, 06/01/25(g)		1,015	1,068,107
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(c)		389	380,897
GLP Capital LP/GLP Financing II, Inc.:
5.25%, 06/01/25		108	118,533

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
5.38%, 04/15/26	USD	174	$191,736
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25		30	30,825
Iron Mountain, Inc.(c):
4.88%, 09/15/27		397	407,918
4.88%, 09/15/29		198	200,475
iStar, Inc.:
6.00%, 04/01/22		62	63,395
5.25%, 09/15/22		67	68,554
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/26		40	43,500
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 05/01/24(g)		1,334	1,467,400
4.50%, 09/01/26(g)		637	670,442
5.75%, 02/01/27(c)		27	30,240
4.50%, 01/15/28		432	451,440
MPT Operating Partnership LP/MPT Finance Corp.:
5.50%, 05/01/24		73	75,008
5.00%, 10/15/27(g)		991	1,040,550
4.63%, 08/01/29(g)		456	478,216
Ryman Hospitality Properties, Inc., 4.75%, 10/15/27(c)		585	602,550
SBA Communications Corp., 4.88%, 09/01/24(g)		1,195	1,238,928
Starwood Property Trust, Inc., 5.00%, 12/15/21		234	243,945
Trust F/1401, 6.95%, 01/30/44		706	814,106
Ventas Realty LP, 4.13%, 01/15/26(g)		650	699,164
VICI Properties 1 LLC/VICI FC, Inc., 8.00%, 10/15/23		224	243,125

			12,119,811

Food & Staples Retailing — 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC:
6.63%, 06/15/24		186	195,118
5.75%, 03/15/25		70	71,400
7.50%, 03/15/26(c)		107	118,502
4.63%, 01/15/27(c)		408	402,941
5.88%, 02/15/28(c)		351	367,234
BRF GmbH, 4.35%, 09/29/26		200	200,500
Post Holdings, Inc., 5.50%, 12/15/29(c)		584	611,740

			1,967,435

Food Products — 1.2%
Aramark Services, Inc.(c):
5.00%, 04/01/25		623	650,256

7

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food Products (continued)
5.00%, 02/01/28(g)	USD	542	$569,100
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25(c)		416	394,160
Darling Ingredients, Inc., 5.25%, 04/15/27(c)		302	318,988
Graphic Packaging International LLC, 4.75%, 07/15/27(c)		89	94,340
JBS USA LUX SA/JBS USA Finance, Inc.(c):
5.88%, 07/15/24		412	423,614
5.75%, 06/15/25(g)		1,006	1,047,497
6.75%, 02/15/28		361	397,438
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(c):
6.50%, 04/15/29		735	814,013
5.50%, 01/15/30		701	747,441
MARB BondCo PLC:
7.00%, 03/15/24		200	208,250
6.88%, 01/19/25(c)		200	210,300
Performance Food Group, Inc., 5.50%, 10/15/27(c)		279	296,438
Post Holdings, Inc.(c):
5.50%, 03/01/25		246	257,993
5.75%, 03/01/27		253	271,031
5.63%, 01/15/28		73	77,928
Simmons Foods, Inc., 7.75%, 01/15/24(c)		270	290,250

			7,069,037

Health Care Equipment & Supplies — 0.9%
Avantor, Inc.(c)(g):
6.00%, 10/01/24		1,750	1,874,687
9.00%, 10/01/25		1,102	1,225,975
Hill-Rom Holdings, Inc., 4.38%, 09/15/27(c)		92	94,300
Hologic, Inc.(c):
4.38%, 10/15/25		57	58,710
4.63%, 02/01/28		206	217,330
Immucor, Inc., 11.13%, 02/15/22(c)		100	100,125
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22(c)		1,686	1,660,710
Teleflex, Inc.:
4.88%, 06/01/26		87	90,915
4.63%, 11/15/27		58	61,335

			5,384,087

Health Care Providers & Services — 3.4%
Acadia Healthcare Co., Inc., 5.13%, 07/01/22		146	146,730
AHP Health Partners, Inc., 9.75%, 07/15/26(c)		213	228,975

Security		Par (000)	Value

Health Care Providers & Services (continued)
Centene Corp.:
6.13%, 02/15/24	USD	37	$38,457
5.38%, 06/01/26(c)(g)		829	879,776
4.25%, 12/15/27(c)(e)		683	702,636
4.63%, 12/15/29(c)(e)		1,654	1,734,632
CHS/Community Health Systems, Inc.(c):
8.63%, 01/15/24		704	725,120
8.00%, 03/15/26		737	736,079
Eagle Holding Co. II LLC(c)(h):
(7.63% Cash or 8.38% PIK), 7.63%, 05/15/22		97	98,213
(7.750% Cash or 8.50% PIK), 7.75%, 05/15/22(g)		342	347,558
Encompass Health Corp., 5.75%, 11/01/24		46	46,633
Envision Healthcare Crop., 8.75%, 10/15/26(c)		321	130,808
HCA, Inc.:
5.38%, 02/01/25		490	541,450
5.88%, 02/15/26		46	51,923
5.38%, 09/01/26(g)		430	476,225
5.63%, 09/01/28		934	1,055,420
5.88%, 02/01/29(g)		798	911,715
MEDNAX, Inc.(c):
5.25%, 12/01/23		168	171,780
6.25%, 01/15/27(g)		617	627,797
Molina Healthcare, Inc.:
5.38%, 11/15/22		172	181,890
4.88%, 06/15/25(c)		168	171,360
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(c)		559	507,292
NVA Holdings, Inc., 6.88%, 04/01/26(c)		175	189,000
Polaris Intermediate Corp., (8.50% Cash), 8.50%, 12/01/22(c)(g)(h)		590	489,276
Regional Care Hospital Partners Holdings, Inc., 8.25%, 05/01/23(c)		599	636,437
Sotera Health Holdings LLC, 6.50%, 05/15/23(c)		383	395,447
Surgery Center Holdings Inc., 10.00%, 04/15/27(c)		267	280,350
Surgery Center Holdings, Inc., 6.75%, 07/01/25(c)(g)		432	415,800
Team Health Holdings, Inc., 6.38%, 02/01/25(c)(g)		110	58,300
Tenet Healthcare Corp.:
8.13%, 04/01/22		615	671,887
4.63%, 07/15/24(g)		530	548,550
4.63%, 09/01/24(c)		377	389,253
4.88%, 01/01/26(c)(g)		1,632	1,695,240
6.25%, 02/01/27(c)(g)		537	574,590
5.13%, 11/01/27(c)		959	1,002,155

8

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
UnitedHealth Group, Inc., 3.75%, 07/15/25(g)	USD	1,470	$1,584,736
Vizient, Inc., 6.25%, 05/15/27(c)		407	440,577
WellCare Health Plans, Inc.:
5.25%, 04/01/25		310	324,338
5.38%, 08/15/26(c)		343	365,295

			20,573,700

Health Care Technology — 0.4%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(c)		817	843,552
IQVIA, Inc.:
3.25%, 03/15/25	EUR	148	166,532
3.25%, 03/15/25(c)		100	112,521
5.00%, 10/15/26(c)	USD	463	486,150
5.00%, 05/15/27(c)		637	668,850

			2,277,605

Hotels, Restaurants & Leisure — 4.7%
1011778 BC ULC/New Red Finance, Inc.(c):
4.25%, 05/15/24		10	10,225
5.00%, 10/15/25(g)		1,410	1,462,212
3.88%, 01/15/28		423	425,644
4.38%, 01/15/28		302	303,133
Boyd Gaming Corp., 6.00%, 08/15/26		112	119,280
Boyne USA, Inc., 7.25%, 05/01/25(c)		220	238,700
Cedar Fair LP, 5.25%, 07/15/29(c)		584	623,420
Churchill Downs, Inc.(c):
5.50%, 04/01/27		899	957,435
4.75%, 01/15/28		344	356,040
CPUK Finance Ltd., 4.25%, 08/28/22	GBP	100	131,268
Eldorado Resorts, Inc.:
6.00%, 04/01/25	USD	91	95,778
6.00%, 09/15/26		117	128,794
Golden Nugget, Inc., 6.75%, 10/15/24(c)(g)		1,641	1,694,332
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24		337	342,897
5.13%, 05/01/26		697	733,592
4.88%, 01/15/30		1,093	1,161,312
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27		49	51,940
IRB Holding Corp., 6.75%, 02/15/26(c)		212	221,275
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(c):
5.00%, 06/01/24		35	36,313
5.25%, 06/01/26		368	390,117
4.75%, 06/01/27		5	5,200
LHMC Finco 2 Sarl, (7.25% Cash or 8.00% PIK), 7.25%, 10/02/25(h)	EUR	100	113,210

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Lions Gate Capital Holdings LLC(c):
6.38%, 02/01/24	USD	25	$24,313
5.88%, 11/01/24		171	164,625
McDonald’s Corp., 3.70%, 01/30/26(g)		405	435,512
MGM Resorts International:
6.63%, 12/15/21(g)		992	1,079,792
7.75%, 03/15/22		575	644,719
6.00%, 03/15/23		416	457,600
5.75%, 06/15/25		44	49,115
4.63%, 09/01/26		11	11,575
Sabre GLBL, Inc.(c):
5.38%, 04/15/23		147	150,675
5.25%, 11/15/23		210	215,250
Scientific Games International, Inc.:
5.00%, 10/15/25(c)(g)		1,186	1,238,813
3.38%, 02/15/26	EUR	100	113,206
8.25%, 03/15/26(c)	USD	955	1,033,883
7.00%, 05/15/28(c)		280	291,900
7.25%, 11/15/29(c)		277	289,465
Six Flags Entertainment Corp.(c):
4.88%, 07/31/24		849	878,715
5.50%, 04/15/27(g)		354	369,930
Spirit Issuer PLC:
Series A2, (3 mo. LIBOR GBP + 2.70%), 3.46%, 12/28/31(d)	GBP	1,800	2,270,749
Series A5, 5.47%, 12/28/28		4,500	6,049,377
Station Casinos LLC, 5.00%, 10/01/25(c)	USD	406	412,090
Unique Pub Finance Co. PLC:
Series A4, 5.66%, 06/30/27	GBP	51	75,633
Series N, 6.46%, 03/30/32		100	164,298
Wyndham Destinations, Inc.:
5.40%, 04/01/24	USD	13	13,748
5.75%, 04/01/27		216	233,820
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(c)		121	127,655
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(c)		170	177,225
Wynn Macau Ltd., 5.50%, 10/01/27(c)(g)		600	615,937
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(c)		494	523,022
Yum! Brands, Inc.:
3.88%, 11/01/23		98	101,185
4.75%, 01/15/30(c)		597	617,895
5.35%, 11/01/43		71	69,758

			28,503,597

Household Durables — 0.7%
Algeco Global Finance PLC, 8.00%, 02/15/23(c)		400	391,000

9

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Household Durables (continued)
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.(c):
6.13%, 07/01/22	USD	207	$210,105
6.25%, 09/15/27		243	253,935
Controladora Mabe SA de CV, 5.60%, 10/23/28(c)		200	218,000
Lennar Corp.:
8.38%, 01/15/21		134	142,710
6.25%, 12/15/21		380	400,425
4.88%, 12/15/23		122	130,387
4.75%, 05/30/25		260	279,253
5.25%, 06/01/26		28	30,590
4.75%, 11/29/27		497	535,517
Mattamy Group Corp., 6.88%, 12/15/23(c)		113	117,091
MDC Holdings, Inc., 6.00%, 01/15/43		122	124,074
Meritage Homes Corp., 5.13%, 06/06/27		50	53,125
PulteGroup, Inc., 6.38%, 05/15/33(g)		469	544,040
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(c)		264	285,780
Tempur Sealy International, Inc., 5.50%, 06/15/26		180	189,000
TRI Pointe Group, Inc.:
4.88%, 07/01/21		112	114,520
5.25%, 06/01/27		15	15,563
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 06/15/24		11	11,853

			4,046,968

Household Products — 0.1%
ACCO Brands Corp., 5.25%, 12/15/24(c)		85	88,188
Berkline Benchcraft LLC, 4.50%, 06/01/20(a)(b)(j)		200	—
Energizer Holdings, Inc.(c):
6.38%, 07/15/26		46	49,105
7.75%, 01/15/27(g)		483	539,752
Spectrum Brands, Inc., 5.00%, 10/01/29(c)		162	165,240

			842,285

Independent Power and Renewable Electricity Producers — 1.1%
Calpine Corp.:
5.38%, 01/15/23(g)		1,169	1,185,074
5.88%, 01/15/24(c)		480	489,600
5.75%, 01/15/25(g)		608	617,120
5.25%, 06/01/26(c)		718	750,403
Clearway Energy Operating LLC:
5.38%, 08/15/24		443	454,075
5.75%, 10/15/25		224	235,200
NRG Energy, Inc.:
6.63%, 01/15/27(g)		990	1,071,675

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers (continued)
5.75%, 01/15/28	USD	63	$68,040
5.25%, 06/15/29(c)		1,019	1,092,164
TerraForm Power Operating LLC(c):
4.25%, 01/31/23		181	184,092
5.00%, 01/31/28		228	236,979
4.75%, 01/15/30		347	348,718

			6,733,140

Industrial Conglomerates — 0.1%
BWX Technologies, Inc., 5.38%, 07/15/26(c)		209	220,495
Vertiv Group Corp., 9.25%, 10/15/24(c)(g)		541	531,533

			752,028

Insurance — 1.4%
Acrisure LLC/Acrisure Finance, Inc., 8.13%, 02/15/24(c)		173	183,813
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(c)		1,031	1,090,282
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25(g)		360	376,696
AmWINS Group, Inc., 7.75%, 07/01/26(c)		221	238,956
Aon PLC, 3.88%, 12/15/25(g)		1,115	1,194,230
Assicurazioni Generali SpA:
2.12%, 10/01/30	EUR	100	111,336
(3 mo. Euribor + 5.35%), 5.50%, 10/27/47(i)		100	132,602
Global Atlantic Fin Co., 8.63%, 04/15/21(c)(g)	USD	750	803,475
GTCR AP Finance, Inc., 8.00%, 05/15/27(c)		355	360,325
HUB International Ltd., 7.00%, 05/01/26(c)(g)		1,308	1,340,700
Lincoln National Corp., 3.35%, 03/09/25(g)		845	878,244
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen(3 mo. Euribor + 3.50%), 6.00%, 05/26/41(i)	EUR	400	478,920
Nationstar Mortgage Holdings, Inc.(c):
8.13%, 07/15/23	USD	712	761,840
9.13%, 07/15/26		144	159,120
Nationwide Building Society(5 year USD ICE Swap + 1.85%), 4.13%, 10/18/32(c)(g)(i)		595	611,991

			8,722,530

Interactive Media & Services — 0.6%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27(c)		303	318,150
Match Group, Inc., 5.63%, 02/15/29(c)		177	186,912

10

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interactive Media & Services (continued)
Netflix, Inc.:
4.88%, 04/15/28	USD	109	$111,647
5.88%, 11/15/28(g)		754	823,745
3.88%, 11/15/29	EUR	100	115,138
5.38%, 11/15/29(c)	USD	793	834,712
3.63%, 06/15/30	EUR	100	111,554
4.88%, 06/15/30(c)	USD	515	518,862
Rackspace Hosting, Inc., 8.63%, 11/15/24(c)(g)		154	148,995
Uber Technologies, Inc.(c):
7.50%, 11/01/23(g)		253	260,590
7.50%, 09/15/27		349	345,946

			3,776,251

IT Services — 0.6%
Banff Merger Sub, Inc., 9.75%, 09/01/26(c)(g)		1,601	1,500,537
Camelot Finance SA, 4.50%, 11/01/26(c)		679	691,868
Gartner, Inc., 5.13%, 04/01/25(c)		174	182,430
InterXion Holding NV, 4.75%, 06/15/25	EUR	100	119,408
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27(c)	USD	470	490,563
WEX, Inc., 4.75%, 02/01/23(c)		177	178,770
Xerox Corp., 4.80%, 03/01/35		203	182,700

			3,346,276

Leisure Products — 0.2%
Mattel, Inc.(c):
6.75%, 12/31/25(g)		712	745,820
5.88%, 12/15/27		219	221,759

			967,579

Machinery — 0.6%
Colfax Corp.(c):
6.00%, 02/15/24		575	609,500
6.38%, 02/15/26		270	291,600
Manitowoc Co., Inc., 9.00%, 04/01/26(c)		192	194,880
Mueller Water Products, Inc., 5.50%, 06/15/26(c)		362	380,100
Platin 1426 GmbH, 5.38%, 06/15/23	EUR	109	116,205
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25(c)	USD	353	362,708
SPX FLOW, Inc.(c):
5.63%, 08/15/24		206	214,755
5.88%, 08/15/26		89	93,561
Terex Corp., 5.63%, 02/01/25(c)(g)		496	503,048
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(c)(g)		797	753,165

Security		Par (000)	Value

Machinery (continued)
Wabash National Corp., 5.50%, 10/01/25(c)	USD	241	$238,590

			3,758,112

Media — 7.6%
Altice Financing SA(c):
6.63%, 02/15/23		440	449,900
7.50%, 05/15/26(g)		1,143	1,215,809
Altice France SA:
7.38%, 05/01/26(c)(g)		2,104	2,246,020
5.88%, 02/01/27	EUR	100	122,586
8.13%, 02/01/27(c)	USD	707	783,002
3.38%, 01/15/28	EUR	100	112,219
5.50%, 01/15/28(c)	USD	1,255	1,267,550
Altice Luxembourg SA:
7.63%, 02/15/25(c)		643	669,524
8.00%, 05/15/27	EUR	100	122,096
10.50%, 05/15/27(c)	USD	1,273	1,443,582
AMC Networks, Inc., 4.75%, 08/01/25		333	330,503
CCO Holdings LLC/CCO Holdings Capital Corp.(c):
4.00%, 03/01/23(g)		670	682,563
5.13%, 05/01/27(g)		1,237	1,311,220
5.88%, 05/01/27		349	371,685
5.00%, 02/01/28		43	45,258
5.38%, 06/01/29(g)		1,621	1,736,496
4.75%, 03/01/30		220	226,050
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25(g)		2,425	2,659,595
Clear Channel Worldwide Holdings, Inc.(c):
9.25%, 02/15/24		1,509	1,662,239
5.13%, 08/15/27		1,774	1,844,960
Comcast Corp., 3.95%, 10/15/25(g)		3,000	3,271,274
Connect Finco Sarl/Connect US Finco LLC, 6.75%, 10/01/26(c)		1,466	1,504,482
CSC Holdings LLC:
6.75%, 11/15/21		187	201,259
5.38%, 07/15/23(c)(g)		1,109	1,138,111
5.25%, 06/01/24		123	132,225
7.75%, 07/15/25(c)		202	216,647
6.63%, 10/15/25(c)(g)		235	250,017
10.88%, 10/15/25(c)(g)		1,614	1,815,750
5.50%, 05/15/26(c)(g)		200	211,282
5.38%, 02/01/28(c)		200	211,500
6.50%, 02/01/29(c)		865	964,830
5.75%, 01/15/30(c)		862	908,332
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26(c)		650	659,750

11

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Discovery Communications LLC(g):
3.25%, 04/01/23	USD	1,490	$1,527,951
3.45%, 03/15/25		170	176,517
DISH DBS Corp.:
6.75%, 06/01/21(g)		627	660,632
5.88%, 07/15/22(g)		1,365	1,426,425
5.00%, 03/15/23		358	360,685
5.88%, 11/15/24		217	216,729
eircom Finance DAC, 3.50%, 05/15/26	EUR	100	115,030
Entercom Media Corp., 6.50%, 05/01/27(c)	USD	286	301,730
Gray Television, Inc., 7.00%, 05/15/27(c)		227	251,403
Hughes Satellite Systems Corp., 5.25%, 08/01/26		177	192,045
iHeartCommunications, Inc.:
6.38%, 05/01/26		264	285,305
5.25%, 08/15/27(c)		132	135,623
4.75%, 01/15/28(c)		170	171,071
Intelsat Jackson Holdings SA:
5.50%, 08/01/23(g)		745	592,052
9.75%, 07/15/25(c)		658	552,720
Lamar Media Corp., 5.75%, 02/01/26		124	131,868
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(c)		400	412,500
Level 3 Parent LLC, 5.75%, 12/01/22		405	405,000
Live Nation Entertainment, Inc.(c):
4.88%, 11/01/24		29	30,015
4.75%, 10/15/27		199	204,970
Meredith Corp., 6.88%, 02/01/26		56	57,540
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(c)		177	185,727
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.88%, 03/15/25		54	55,663
Qualitytech LP/QTS Finance Corp., 4.75%, 11/15/25(c)		146	151,475
Radiate Holdco LLC/Radiate Finance, Inc., 6.88%, 02/15/23(c)		60	61,200
Sable International Finance Ltd., 5.75%, 09/07/27(c)		200	209,750
Sirius XM Radio, Inc.(c):
4.63%, 07/15/24		152	159,220
5.00%, 08/01/27		332	349,430
5.50%, 07/01/29		903	969,596
TEGNA, Inc., 5.50%, 09/15/24(c)		66	67,980
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(c)		200	212,000
Telesat Canada/Telesat LLC, 4.88%, 06/01/27(c)(e)		332	337,395
Univision Communications, Inc.(c):
5.13%, 05/15/23(g)		366	360,968
5.13%, 02/15/25		133	128,179

Security		Par (000)	Value

Media (continued)
Videotron Ltd., 5.13%, 04/15/27(c)	USD	439	$466,154
Virgin Media Finance PLC, 5.75%, 01/15/25(c)(g)		855	880,650
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	GBP	100	132,092
Virgin Media Secured Finance PLC(c):
5.50%, 08/15/26	USD	200	210,246
5.50%, 05/15/29		200	210,000
Ziggo Bond Co. BV(c):
5.88%, 01/15/25		470	484,100
6.00%, 01/15/27		199	208,752
Ziggo BV:
4.25%, 01/15/27	EUR	100	118,443
5.50%, 01/15/27(c)	USD	666	705,161
4.88%, 01/15/30(c)		200	205,000

			45,865,308

Metals & Mining — 1.8%
Allegheny Technologies, Inc., 5.88%, 12/01/27		280	287,700
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25(c)		221	227,939
Constellium SE(c):
5.75%, 05/15/24		506	520,598
6.63%, 03/01/25(g)		1,269	1,319,785
5.88%, 02/15/26		838	873,091
Freeport-McMoRan, Inc.:
3.55%, 03/01/22		686	689,430
3.88%, 03/15/23		1,119	1,141,828
5.00%, 09/01/27		226	231,933
5.25%, 09/01/29		245	252,044
5.40%, 11/14/34		161	159,793
5.45%, 03/15/43		1,559	1,496,640
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24(c)		200	212,500
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(c)		371	370,284
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(c)		135	142,695
Kaiser Aluminum Corp.:
5.88%, 05/15/24		112	116,480
4.63%, 03/01/28(c)(e)		143	146,775
Nexa Resources SA, 5.38%, 05/04/27(c)		237	249,442
Novelis Corp.(c):
6.25%, 08/15/24		1,373	1,443,764
5.88%, 09/30/26		502	525,845
thyssenkrupp AG:
1.88%, 03/06/23	EUR	43	47,097
2.88%, 02/22/24		84	94,335

12

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Metals & Mining (continued)
Vale Overseas Ltd., 6.25%, 08/10/26(g)	USD	188	$217,140

			10,767,138

Multi-Utilities — 0.3%
Brooklyn Union Gas Co., 3.41%, 03/10/26(c)(g)		1,475	1,542,095
Superior Plus LP/Superior General Partner, Inc., 7.00%, 07/15/26(c)		314	337,597

			1,879,692

Multiline Retail — 0.0%
Dufry One BV, 2.00%, 02/15/27	EUR	100	110,284

Offshore Drilling & Other Services — 0.0%
Entegris, Inc., 4.63%, 02/10/26(c)	USD	190	196,359

Oil, Gas & Consumable Fuels — 5.1%
Aker BP ASA, 4.75%, 06/15/24(c)		508	528,955
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 09/15/24		55	47,025
Antero Resources Corp., 5.38%, 11/01/21		164	151,495
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22(c)		239	229,440
Berry Petroleum Co. LLC, 7.00%, 02/15/26(c)		173	149,525
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp., 6.88%, 02/01/25		160	124,800
Callon Petroleum Co.:
6.13%, 10/01/24		180	171,000
Series WI, 6.38%, 07/01/26		292	272,290
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23		248	238,700
8.25%, 07/15/25		243	238,140
Centennial Resource Production LLC, 6.88%, 04/01/27(c)		255	248,653
Cheniere Energy Partners LP:
5.63%, 10/01/26		321	337,846
4.50%, 10/01/29(c)		646	649,424
Series WI, 5.25%, 10/01/25		48	49,440
Chesapeake Energy Corp.:
6.63%, 08/15/20		349	314,100
4.88%, 04/15/22		870	609,000
5.75%, 03/15/23		224	136,080
7.00%, 10/01/24		114	58,140
8.00%, 03/15/26(c)		140	64,400
CNX Resources Corp., 5.88%, 04/15/22(g)		960	931,200
Comstock Resources, Inc., 9.75%, 08/15/26		224	184,800

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
CONSOL Energy, Inc., 11.00%, 11/15/25(c)	USD	623	$529,550
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 05/15/25(c)		287	222,425
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.25%, 04/01/23		21	21,053
5.63%, 05/01/27(c)		389	375,375
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(c)(g)		1,170	1,156,106
DCP Midstream Operating LP:
5.38%, 07/15/25		188	200,216
5.13%, 05/15/29		99	100,485
6.45%, 11/03/36(c)		226	235,040
6.75%, 09/15/37(c)		392	403,760
Denbury Resources, Inc.(c):
9.00%, 05/15/21		280	245,700
9.25%, 03/31/22		204	168,810
eG Global Finance PLC:
6.75%, 02/07/25(c)		396	391,050
6.25%, 10/30/25	EUR	142	164,028
8.50%, 10/30/25(c)	USD	252	263,970
Enbridge, Inc.(3 mo. LIBOR US + 3.64%), 6.25%, 03/01/78(g)(i)		1,565	1,678,462
Endeavor Energy Resources LP/EER Finance, Inc.(c):
5.50%, 01/30/26		650	664,625
5.75%, 01/30/28		418	437,504
EnLink Midstream LLC, 5.38%, 06/01/29		82	69,470
EnLink Midstream Partners LP:
4.40%, 04/01/24		240	220,800
4.15%, 06/01/25		24	21,180
4.85%, 07/15/26		108	95,477
5.60%, 04/01/44		176	123,200
5.05%, 04/01/45		220	149,600
5.45%, 06/01/47		31	21,700
Extraction Oil & Gas, Inc.(c):
7.38%, 05/15/24		310	140,275
5.63%, 02/01/26		572	263,120
Genesis Energy LP/Genesis Energy Finance Corp.:
6.00%, 05/15/23		78	72,889
5.63%, 06/15/24		41	37,003
6.50%, 10/01/25		95	85,973
6.25%, 05/15/26		111	96,770
Geopark Ltd., 6.50%, 09/21/24(c)		200	203,688
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 09/30/21(c)		484	392,040
Hess Corp., 4.30%, 04/01/27		50	52,564

13

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.63%, 02/15/26(c)	USD	210	$218,400
Impulsora Pipeline LLC, 6.05%, 12/31/42(a)		1,469	1,591,871
Indigo Natural Resources LLC, 6.88%, 02/15/26(c)		297	269,528
Matador Resources Co., 5.88%, 09/15/26		337	332,794
MEG Energy Corp.(c):
6.38%, 01/30/23		255	249,900
7.00%, 03/31/24		80	78,450
6.50%, 01/15/25(g)		765	795,172
MPLX LP, 4.25%, 12/01/27(c)		185	193,980
Murphy Oil Corp.:
5.75%, 08/15/25		105	107,492
5.88%, 12/01/27		143	143,745
5.88%, 12/01/42		105	93,359
Nabors Industries, Inc., 4.63%, 09/15/21		186	176,700
Neptune Energy Bondco PLC, 6.63%, 05/15/25(c)		200	199,260
New Enterprise Stone & Lime Co., Inc.(c):
10.13%, 04/01/22		136	142,970
6.25%, 03/15/26		74	77,515
NGPL PipeCo LLC, 7.77%, 12/15/37(c)		227	290,029
Noble Holding International Ltd.(g):
7.75%, 01/15/24		18	9,180
7.88%, 02/01/26(c)		182	114,205
NuStar Logistics LP, 6.00%, 06/01/26		163	174,410
Odebrecht Offshore Drilling Finance Ltd.(c):
6.72%, 12/01/22	BRL	70	68,768
(7.72% PIK), 7.72%, 12/01/26(h)		9	2,141
Pacific Drilling SA, 8.38%, 10/01/23(c)	USD	621	499,905
Parsley Energy LLC/Parsley Finance Corp.(c):
6.25%, 06/01/24		139	144,213
5.38%, 01/15/25		251	256,642
5.25%, 08/15/25		59	59,904
5.63%, 10/15/27		271	280,146
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/25		137	144,878
PDC Energy, Inc.:
1.13%, 09/15/21(m)		888	814,618
6.13%, 09/15/24		103	102,485
5.75%, 05/15/26		108	101,955
Petrobras Global Finance BV:
6.13%, 01/17/22		114	122,158
5.30%, 01/27/25		152	164,464
8.75%, 05/23/26		176	223,960
6.00%, 01/27/28		189	211,020
7.25%, 03/17/44		160	191,450

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos, 6.50%, 03/13/27(g)	USD	117	$122,439
QEP Resources, Inc.:
6.88%, 03/01/21		456	462,475
5.38%, 10/01/22		178	173,995
5.25%, 05/01/23		138	131,100
5.63%, 03/01/26(g)		224	203,269
Range Resources Corp.:
5.75%, 06/01/21		166	165,585
5.88%, 07/01/22		116	111,650
5.00%, 08/15/22		145	137,388
Rowan Cos., Inc., 4.88%, 06/01/22		527	324,105
Saudi Arabian Oil Co., 3.50%, 04/16/29		200	208,875
SM Energy Co.:
6.13%, 11/15/22		143	139,425
5.00%, 01/15/24		142	130,640
5.63%, 06/01/25(g)		125	113,750
6.75%, 09/15/26		122	111,020
6.63%, 01/15/27		34	30,940
Southwestern Energy Co.:
6.20%, 01/23/25		120	104,402
7.75%, 10/01/27		120	104,250
SRC Energy, Inc., 6.25%, 12/01/25		122	119,255
Sunoco Logistics Partners Operations LP, 3.90%, 07/15/26(g)		235	241,216
Sunoco LP/Sunoco Finance Corp.:
6.00%, 04/15/27		141	149,406
Series WI, 4.88%, 01/15/23		213	217,793
Series WI, 5.50%, 02/15/26		33	34,114
Series WI, 5.88%, 03/15/28		124	130,200
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(c):
4.75%, 10/01/23		26	25,090
5.50%, 09/15/24		462	449,872
5.50%, 01/15/28(g)		213	197,029
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.13%, 02/01/25		118	121,233
5.88%, 04/15/26		314	330,391
5.38%, 02/01/27		2	2,035
6.50%, 07/15/27(c)		324	345,566
5.00%, 01/15/28		279	276,919
6.88%, 01/15/29(c)		786	848,880
5.50%, 03/01/30(c)		364	365,019
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28(g)		280	295,516
Viper Energy Partners LP, 5.38%, 11/01/27(c)		123	127,915
WPX Energy, Inc.:
8.25%, 08/01/23		100	112,280
5.25%, 09/15/24		84	85,845
5.75%, 06/01/26		45	46,180

14

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
YPF SA, 8.50%, 07/28/25	USD	250	$206,719

			31,189,809

Paper & Forest Products — 0.0%
Norbord, Inc., 6.25%, 04/15/23(c)		152	162,070

Pharmaceuticals — 2.8%
AbbVie, Inc., 3.60%, 05/14/25(g)		695	728,831
Allergan Funding SCS, 3.45%, 03/15/22(g)		2,460	2,513,546
Bausch Health Americas, Inc., 8.50%, 01/31/27(c)(g)		1,109	1,255,942
Bausch Health Cos., Inc.:
5.50%, 03/01/23(c)		199	200,493
4.50%, 05/15/23	EUR	346	385,988
5.88%, 05/15/23(c)(g)	USD	237	239,963
7.00%, 03/15/24(c)		476	498,015
6.13%, 04/15/25(c)(g)		1,146	1,191,806
5.50%, 11/01/25(c)(g)		1,314	1,373,130
9.00%, 12/15/25(c)		501	564,877
5.75%, 08/15/27(c)		145	157,144
7.00%, 01/15/28(c)		435	476,610
7.25%, 05/30/29(c)		525	588,186
Catalent Pharma Solutions, Inc.(c):
4.88%, 01/15/26		324	334,125
5.00%, 07/15/27		495	513,563
Charles River Laboratories International, Inc.(c):
5.50%, 04/01/26		365	388,725
4.25%, 05/01/28		167	168,253
CVS Health Corp.(g):
4.75%, 12/01/22		165	175,227
4.10%, 03/25/25		2,355	2,528,887
Elanco Animal Health, Inc., 4.90%, 08/28/28		176	190,311
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23(c)		1,567	1,621,845
Nidda BondCo GmbH, 7.25%, 09/30/25	EUR	100	117,715
Nidda Healthcare Holding GmbH, Series NOV, 3.50%, 09/30/24		100	112,934
Par Pharmaceutical, Inc., 7.50%, 04/01/27(c)	USD	792	748,440

			17,074,556

Professional Services — 0.3%
ASGN, Inc., 4.63%, 05/15/28(c)		286	287,430
Dun & Bradstreet Corp.(c):
6.88%, 08/15/26(g)		1,114	1,214,260

Security		Par (000)	Value

Professional Services (continued)
10.25%, 02/15/27	USD	497	$554,155

			2,055,845

Real Estate — 0.0%
Prologis LP, 3.75%, 11/01/25(g)		255	276,494

Real Estate Management & Development — 0.2%
ADLER Real Estate AG, 3.00%, 04/27/26	EUR	100	113,679
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(c)	USD	174	180,816
Heimstaden Bostad AB(5 year EUR Swap + 3.67%), 3.25%(i)(k)	EUR	100	109,904
Howard Hughes Corp., 5.38%, 03/15/25(c)	USD	281	294,820
Newmark Group, Inc., 6.13%, 11/15/23		106	116,514
Residomo SRO, 3.38%, 10/15/24	EUR	100	114,174

			929,907

Road & Rail — 0.5%
Europcar Mobility Group, 4.00%, 04/30/26		100	105,995
Flexi-Van Leasing, Inc., 10.00%, 02/15/23(c)	USD	169	160,973
Herc Holdings, Inc., 5.50%, 07/15/27(c)		416	435,240
Hertz Corp.(c):
7.63%, 06/01/22		142	147,680
6.00%, 01/15/28		326	323,998
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(c)		1,651	1,880,429

			3,054,315

Semiconductors & Semiconductor Equipment — 1.0%
Advanced Micro Devices, Inc., 7.50%, 08/15/22		73	82,490
Analog Devices, Inc.(g):
3.90%, 12/15/25		375	404,543
3.50%, 12/05/26		275	289,497
Applied Materials, Inc., 3.90%, 10/01/25(g)		285	310,428
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/24(g)		1,515	1,559,017
Microchip Technology, Inc., 1.63%, 02/15/25(m)		86	166,618
ON Semiconductor Corp., 1.00%, 12/01/20(m)		274	342,976
Qorvo, Inc., 5.50%, 07/15/26		234	248,917
QUALCOMM, Inc., 3.45%, 05/20/25(g)		1,570	1,663,046
Sensata Tech, Inc., 4.38%, 02/15/30(c)		190	189,516
Sensata Technologies BV(c):
5.63%, 11/01/24		229	251,900

15

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
5.00%, 10/01/25(g)	USD	324	$350,730

			5,859,678

Software — 2.3%
ACI Worldwide, Inc., 5.75%, 08/15/26(c)		696	742,110
CA, Inc., 3.60%, 08/15/22(g)		555	567,963
CDK Global, Inc.:
4.88%, 06/01/27		655	686,185
5.25%, 05/15/29(c)		138	146,301
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho, 10.00%, 11/30/24(c)(g)		1,047	1,126,834
Infor US, Inc., 6.50%, 05/15/22(g)		2,144	2,184,307
Informatica LLC, 7.13%, 07/15/23(c)(g)		1,486	1,510,147
MSCI, Inc.(c):
5.25%, 11/15/24		39	40,073
4.00%, 11/15/29		83	83,415
Nuance Communications, Inc., 5.63%, 12/15/26		453	481,312
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.63%, 03/15/30(c)		203	204,904
PTC, Inc., 6.00%, 05/15/24		227	236,931
RP Crown Parent LLC, 7.38%, 10/15/24(c)		758	784,530
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(c)(g)		1,829	1,904,446
Sophia LP/Sophia Finance, Inc., 9.00%, 09/30/23(c)		292	300,030
SS&C Technologies, Inc., 5.50%, 09/30/27(c)(g)		1,824	1,951,589
TIBCO Software, Inc., 11.38%, 12/01/21(c)		784	809,480
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 02/01/23(c)		200	194,834

			13,955,391

Specialty Retail — 0.6%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		334	344,437
Group 1 Automotive, Inc.:
5.00%, 06/01/22		155	156,938
5.25%, 12/15/23(c)		18	18,435
IAA, Inc., 5.50%, 06/15/27(c)		372	391,197
L Brands, Inc.:
6.88%, 11/01/35		401	351,877
6.75%, 07/01/36		71	61,238
Penske Automotive Group, Inc., 5.50%, 05/15/26		32	33,600

Security		Par (000)	Value

Specialty Retail (continued)
PetSmart, Inc.(c):
7.13%, 03/15/23	USD	141	$126,900
5.88%, 06/01/25		903	884,940
Staples, Inc.(c):
7.50%, 04/15/26		1,178	1,232,482
10.75%, 04/15/27		228	234,863

			3,836,907

Technology Hardware, Storage & Peripherals — 0.4%
Dell International LLC/EMC Corp.(c)(g):
4.42%, 06/15/21		40	41,187
7.13%, 06/15/24		931	984,533
Hewlett Packard Enterprise Co., 4.90%, 10/15/25(g)		375	415,816
NCR Corp.(c):
5.75%, 09/01/27		220	227,844
6.13%, 09/01/29		238	251,090
Western Digital Corp., 4.75%, 02/15/26(g)		589	606,670

			2,527,140

Textiles, Apparel & Luxury Goods — 0.0%
William Carter Co., 5.63%, 03/15/27(c)		160	172,400

Thrifts & Mortgage Finance — 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(c):
5.25%, 03/15/22		23	23,863
5.25%, 10/01/25		395	400,925

			424,788

Transportation Infrastructure — 0.1%
Heathrow Finance PLC, 4.13%, 09/01/29	GBP	100	129,764
Transurban Finance Co. Property Ltd., 4.13%, 02/02/26(c)(g)	USD	435	460,735

			590,499

Utilities — 0.1%
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 07/27/23(c)		293	161,974
Vistra Operations Co. LLC(c):
3.55%, 07/15/24		29	29,261
5.50%, 09/01/26		8	8,420
5.63%, 02/15/27		422	443,184
5.00%, 07/31/27		158	164,123

			806,962

Wireless Telecommunication Services — 1.8%
C&W Senior Financing DAC, 6.88%, 09/15/27(c)		329	347,301

16

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
Comunicaciones Celulares SA Via Comcel Trust, 6.88%, 02/06/24(c)	USD	1,273	$1,304,029
Iron Mountain, Inc., 3.00%, 01/15/25	EUR	100	113,037
Level 3 Financing, Inc., 4.63%, 09/15/27(c)	USD	143	145,502
Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 02/15/25(c)		137	138,370
Rogers Communications, Inc., 5.00%, 03/15/44(g)		545	666,593
SBA Communications Corp., 4.00%, 10/01/22		401	408,519
Sprint Capital Corp.:
6.88%, 11/15/28		606	646,160
8.75%, 03/15/32		213	254,002
Sprint Corp.(g):
7.88%, 09/15/23		519	570,576
7.13%, 06/15/24		626	674,515
7.63%, 02/15/25		159	174,153
7.63%, 03/01/26		510	556,512
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 03/20/23(c)(g)		260	262,275
T-Mobile USA, Inc.:
4.00%, 04/15/22		197	202,910
6.38%, 03/01/25		282	292,575
6.50%, 01/15/26		227	242,890
4.50%, 02/01/26(g)		498	511,072
4.75%, 02/01/28(g)		479	501,154
VICI Properties LP/VICI Note Co., Inc.(c):
4.25%, 12/01/26		1,344	1,370,880
4.63%, 12/01/29		955	984,748
Vodafone Group PLC, 3.10%, 01/03/79(f)	EUR	100	114,863
Xplornet Communications, Inc., (9.63% Cash or 10.63% PIK), 9.63%, 06/01/22(c)(h)	USD	141	141,138

			10,623,774

Total Corporate Bonds — 63.8% (Cost — $376,895,717)			387,763,703

Floating Rate Loan Interests(d) — 41.4%

Aerospace & Defense — 0.9%
1199169 B.C. Unlimited Liability Co., 2019 Term Loan B2, (3 mo. LIBOR + 4.00%), 6.10%, 04/06/26		704	705,817
Atlantic Aviation FBO, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 5.46%, 12/06/25(a)		394	396,978

Security		Par (000)	Value

Aerospace & Defense (continued)
Bleriot US Bidco, Inc.:
Delayed Draw Term Loan, 0.00%, 10/31/26	USD	62	$—
Term Loan B, (3 mo. LIBOR + 4.75%), 6.61%, 10/31/26		396	397,814
Dynasty Acquisition Co., Inc., 2019 Term Loan B1, (3 mo. LIBOR + 4.00%), 6.10%, 04/06/26		1,309	1,312,821
TransDigm, Inc.(n):
2018 Term Loan F, (1 mo. LIBOR + 2.50%), 4.20%, 06/09/23		2,333	2,332,718
2018 Term Loan G, 1.00%, 08/22/24		174	173,722

			5,319,870

Air Freight & Logistics — 0.3%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3, (1 mo. LIBOR + 1.75%), 3.47%, 01/15/25		714	716,453
WestJet Airlines Ltd., Term Loan B, 1.00%, 08/07/26(n)		1,143	1,148,875

			1,865,328

Airlines — 0.2%
American Airlines, Inc.:
2017 Incremental Term Loan, (1 mo. LIBOR + 2.00%), 3.77%, 12/14/23		891	890,471
Repriced TL B due 2023, (1 mo. LIBOR + 2.00%), 3.70%, 04/28/23		393	392,648

			1,283,119

Auto Components — 0.7%
Panther BF Aggregator 2 LP, USD Term Loan B, (1 mo. LIBOR + 3.50%), 5.20%, 04/30/26(n)		2,444	2,442,485
USI, Inc.(n):
2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 5.10%, 05/16/24		1,517	1,496,641
2019 Incremental Term Loan B, 1.00%, 12/02/26		85	84,858

17

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Auto Components (continued)
Wand NewCo 3, Inc., 2019 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.20%, 02/05/26	USD	488	$489,363

			4,513,347

Banks — 0.2%
Capri Finance LLC, 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 4.93%, 11/01/24		1,243	1,211,168

Building Materials — 0.3%
Allied Universal Holdco LLC:
2019 Delayed Draw Term Loan, (3 mo. LIBOR + 4.25%), 4.25%, 07/10/26(n)		205	—
2019 Term Loan B, (6 mo. LIBOR + 4.25%), 6.51%, 07/10/26		2,074	2,064,589

			2,064,589

Building Products — 0.3%
CPG International, Inc., 2017 Term Loan, (3 mo. LIBOR + 3.75%, 1.00% Floor), 5.93%, 05/05/24(n)		577	568,956
Wilsonart LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.36%, 12/19/23(n)		1,444	1,426,733

			1,995,689

Capital Markets — 0.8%
Duff & Phelps Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.95%, 02/13/25(n)		1,303	1,284,462
Fortress Investment Group LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 3.70%, 12/27/22		486	487,066
Greenhill & Co., Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 5.02%, 04/12/24(a)(n)		597	576,033
Jefferies Finance LLC, 2019 Term Loan, (3 mo. LIBOR + 3.75%), 5.56%, 06/03/26		467	461,774
RPI Finance Trust, Term Loan B6, (1 mo. LIBOR + 2.00%), 3.70%, 03/27/23		810	814,025
Travelport Finance (Luxembourg) Sarl:
2019 2nd Lien Term Loan, (3 mo. LIBOR + 9.00%), 11.10%, 05/28/27(a)		410	344,400

Security		Par (000)	Value

Capital Markets (continued)
2019 Term Loan, (3 mo. LIBOR + 5.00%), 7.10%, 05/29/26	USD	796	$724,200

			4,691,960

Chemicals — 1.7%
Alpha 3 BV, 2017 Term Loan B1, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.10%, 01/31/24		1,531	1,511,583
Axalta Coating Systems US Holdings, Inc., Term Loan, (3 mo. LIBOR + 1.75%), 3.85%, 06/01/24		1,149	1,149,216
Charter NEX US Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.70%, 05/16/24(n)		1,396	1,378,460
Charter NEX US, Inc., Incremental Term Loan, (1 mo. LIBOR + 3.50%), 5.20%, 05/16/24		265	265,279
Chemours Co., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 3.46%, 04/03/25		345	326,670
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 5.60%, 06/28/24		261	260,212
Encapsys LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.20%, 11/07/24(n)		568	568,576
Invictus US LLC:
1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 4.93%, 03/28/25		756	747,310
2nd Lien Term Loan, (3 mo. LIBOR + 6.75%), 8.68%, 03/30/26		135	125,101
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. LIBOR + 2.50%), 4.60%, 03/01/26		964	966,061
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 4.96%, 05/15/24		271	267,760
Oxea Holding Drei GmbH, 2017 Term Loan B2, (3 mo. LIBOR + 3.50%), 5.56%, 10/14/24		1,003	1,002,876
Plaskolite LLC, 1st Lien Term Loan, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.97%, 12/15/25		306	281,889
PQ Corp., 2018 Term Loan B, (3 mo. LIBOR + 2.50%), 4.43%, 02/08/25		915	917,144

18

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
Tata Chemicals North America, Inc., Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 4.88%, 08/07/20	USD	476	$473,849

			10,241,986

Commercial Services & Supplies — 1.9%
Advanced Disposal Services, Inc., Term Loan B3, (1 Week LIBOR + 2.25%), 3.85%, 11/10/23		1,061	1,062,201
Aramark Services, Inc., 2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 3.45%, 03/11/25		663	664,054
Asurion LLC:
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%), 8.20%, 08/04/25		671	675,824
2017 Term Loan B4, (1 mo. LIBOR + 3.00%), 4.70%, 08/04/22		178	178,053
2018 Term Loan B6, (1 mo. LIBOR + 3.00%), 4.70%, 11/03/23		1,361	1,361,746
2018 Term Loan B7, (1 mo. LIBOR + 3.00%), 4.70%, 11/03/24		387	387,402
Creative Artists Agency LLC, 2019 Term Loan B, 1.00%, 11/27/26(n)		1,306	1,305,451
Diamond (BC) BV, Term Loan, (3 mo. LIBOR + 3.00%), 4.86%, 09/06/24(n)		883	837,817
EnergySolutions LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 5.85%, 05/09/25		191	178,834
GFL Environmental, Inc., 2018 USD Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.70%, 05/30/25		568	561,892
Harland Clarke Holdings Corp., Term Loan B7, (3 mo. LIBOR + 4.75%, 1.00% Floor), 6.85%, 11/03/23		174	132,146
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 4.00%, 09/19/26		263	264,423
Prime Security Services Borrower LLC, 2019 Term Loan B1, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.03%, 09/23/26		970	958,467
US Ecology, Inc., Term Loan B, 1.00%, 08/14/26(a)(n)		158	158,988
Verscend Holding Corp., 2018 Term Loan B, (1 mo. LIBOR + 4.50%), 6.20%, 08/27/25		1,847	1,848,279
West Corp.:
2017 Term Loan, (1 mo. LIBOR + 4.00%, , 1.00% Floor) 5.93%, 10/10/24		1,064	857,796

Security		Par (000)	Value

Commercial Services & Supplies (continued)
2018 Term Loan B1, (3 mo. LIBOR + 3.50%, 1.00% Floor) 5.20%, 10/10/24	USD	99	$78,259

			11,511,632

Communications Equipment — 0.2%
Avantor, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.70%, 11/21/24		528	531,299
Ciena Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 3.72%, 09/26/25		580	581,673

			1,112,972

Construction & Engineering — 0.4%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 6.18%, 06/21/24(n)		1,168	1,141,669
Ply Gem Midco, Inc., 2018 Term Loan, (1 mo. LIBOR + 3.75%), 5.51%, 04/12/25		129	126,927
SRS Distribution, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 4.95%, 05/23/25		809	793,807
USIC Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.95%, 12/08/23		402	396,370

			2,458,773

Construction Materials — 0.8%
American Builders & Contractors Supply Co., Inc., 2019 Term Loan, (1 mo. LIBOR + 2.00%), 3.70%, 01/15/27		1,138	1,136,112
Core & Main LP, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.88%, 08/01/24		2,017	1,988,062
Filtration Group Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 4.70%, 03/29/25		1,015	1,016,090
Forterra Finance LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.70%, 10/25/23(n)		290	278,522
Foundation Building Materials LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 4.70%, 08/13/25(a)		271	271,785

19

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Construction Materials (continued)
Tamko Building Products, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 4.95%, 06/01/26(a)	USD	262	$262,968

			4,953,539

Containers & Packaging — 0.8%
Berry Global, Inc.:
Term Loan W, (3 mo. LIBOR + 2.00%), 3.76%, 10/01/22		1,595	1,599,239
USD Term Loan U, (1 mo. LIBOR + 2.50%), 4.26%, 07/01/26		548	549,861
BWAY Holding Co., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 5.23%, 04/03/24(n)		1,224	1,199,455
Flex Acquisition Co., Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.10%, 12/29/23		1,165	1,129,347
Pregis TopCo Corp., 1st Lien Term Loan, (1 mo. LIBOR + 4.00%), 5.70%, 07/31/26		301	294,604

			4,772,506

Distributors — 0.1%
TriMark USA LLC, 2017 1st Lien Term Loan, (6 mo. LIBOR + 3.50%), 5.70%, 08/28/24		1,110	885,017

Diversified Consumer Services — 1.2%
Ascend Learning LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.70%, 07/12/24(n)		572	571,716
BidFair MergerRight, Inc., Term Loan B, (1 mo. LIBOR + 5.50%, 1.00% Floor), 7.27%, 01/15/27(n)		926	900,967
Bright Horizons Family Solutions, Inc., 2017 Term Loan B, (1 mo. LIBOR + 1.75%), 3.45%, 11/07/23		595	595,039
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 5.45%, 07/12/25		680	654,702
Nomad Foods Europe Midco Ltd., 2017 Term Loan B4, (1 mo. LIBOR + 2.25%), 4.02%, 05/15/24		414	414,449
Serta Simmons Bedding LLC,:
1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor) 5.27%, 11/08/23		326	189,803
2nd Lien Term Loan, (1 mo. LIBOR + 8.00%, 1.00% Floor) 9.72%, 11/08/24		40	11,280
Spin Holdco, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.25%, 11/14/22		1,840	1,793,885

Security		Par (000)	Value

Diversified Consumer Services (continued)
TruGreen LP, 2019 Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 5.45%, 03/19/26	USD	751	$752,468
Uber Technologies, Inc., 2018 Incremental Term Loan, (1 mo. LIBOR + 3.50%), 5.20%, 07/13/23		1,302	1,268,948

			7,153,257

Diversified Financial Services — 1.5%
Advisor Group, Inc., 2019 Term Loan, (1 mo. LIBOR + 5.00%), 6.70%, 07/31/26		835	792,991
AlixPartners LLP, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.45%, 04/04/24		1,599	1,604,920
Allsup’s Convenience Stores, Inc., Term Loan, 1.00%, 11/18/24(a)(n)		442	429,974
Connect Finco Sarl, Term Loan B, 1.00%, 09/23/26(n)		4,167	4,145,123
CRCI Longhorn Holdings, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.28%, 08/08/25(a)		163	153,917
EG Finco Ltd., 2018 Term Loan, (3 mo. LIBOR + 4.00%), 6.10%, 02/07/25		420	408,044
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.20%, 07/03/24		668	667,265
LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.20%, 09/06/25		188	160,274
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 4.00%), 5.70%, 07/30/25(n)		574	568,389
Starwood Property Trust, Inc., 2019 Term Loan B, (1 mo. LIBOR + 2.50%), 4.20%, 07/27/26(a)		216	216,810

			9,147,707

Diversified Telecommunication Services — 0.9%
CenturyLink, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%), 4.45%, 01/31/25		689	688,239
Consolidated Communications, Inc., 2016 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.71%, 10/04/23		58	53,159
Hargray Communications Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.70%, 05/16/24		440	439,599
Iridium Satellite LLC, Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 5.45%, 10/17/26		414	417,883

20

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Level 3 Financing, Inc., 2019 Term Loan B, (1 mo. LIBOR + 2.25%), 3.95%, 03/01/27(n)	USD	566	$565,867
MTN Infrastructure TopCo, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.70%, 11/15/24		857	854,129
TDC A/S, Term Loan, (EURIBOR + 2.75%), 2.75%, 06/04/25	EUR	819	905,182
Telenet Financing USD LLC, Term Loan AN, (1 mo. LIBOR + 2.25%), 4.02%, 08/15/26	USD	466	465,205
Zayo Group LLC:
2017 Incremental Term Loan, (1 mo. LIBOR + 2.25%, 1.00% Floor), 3.95%, 01/19/24		95	95,119
2017 Term Loan B1, (1 mo. LIBOR + 2.00%), 3.70%, 01/19/21		760	759,741

			5,244,123

Electric Utilities — 0.1%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Term Loan, 1.00%, 11/10/20(a)		780	—
Vistra Energy Corp., 1st Lien Term Loan B3, (1 mo. LIBOR + 1.75%), 3.52%, 12/31/25		606	607,350

			607,350

Electrical Equipment — 0.4%
Dell International LLC, 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 3.71%, 09/19/25		1,170	1,175,630
Gates Global LLC, 2017 Repriced Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.45%, 04/01/24		1,448	1,442,738

			2,618,368

Energy Equipment & Services — 0.1%
GrafTech Finance, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.20%, 02/12/25(a)		612	596,602
Pioneer Energy Services Corp., Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 9.45%, 11/08/22(a)		260	249,600

			846,202

Equity Real Estate Investment Trusts (REITs) — 0.7%
Claros Mortgage Trust, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 5.01%, 08/10/26(a)		578	578,000
Iron Mountain, Inc., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 3.45%, 01/02/26(a)		418	414,954

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, (1 mo. LIBOR + 2.00%), 3.70%, 03/21/25	USD	990	$991,880
RHP Hotel Properties LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 3.71%, 05/11/24		357	357,933
VICI Properties 1 LLC, Replacement Term Loan B, (1 mo. LIBOR + 2.00%), 3.72%, 12/20/24		1,873	1,878,191

			4,220,958

Food & Staples Retailing — 0.5%
Albertsons LLC:
2019 Term Loan B7, (1 mo. LIBOR + 2.75%), 4.45%, 11/17/25		154	155,259
2019 Term Loan B8, (1 mo. LIBOR + 2.75%), 4.45%, 08/17/26		4	4,290
BCPE Empire Holdings, Inc.:
2019 Delayed Draw Term Loan, (1 mo. LIBOR + 4.00%), 5.70%, 06/11/26		74	9,269
2019 Term Loan B, (1 mo. LIBOR + 4.00%), 5.70%, 06/11/26		374	370,747
Hearthside Food Solutions LLC:
2018 Incremental Term Loan, (1 mo. LIBOR + 4.00%), 5.70%, 05/23/25		545	507,830
2018 Term Loan B, (1 mo. LIBOR + 3.68%), 5.39%, 05/23/25		271	250,900
US Foods, Inc.:
2016 Term Loan B, (1 mo. LIBOR + 2.00%), 3.70%, 06/27/23		1,089	1,089,798
2019 Term Loan B, (1 mo. LIBOR + 2.00%), 3.70%, 09/13/26		915	916,372

			3,304,465

Food Products — 0.9%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 5.51%, 10/01/25		236	236,411
Chobani LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.20%, 10/10/23		1,597	1,575,197
JBS USA LUX SA, 2019 Term Loan B, (1 mo. LIBOR + 2.50%), 4.20%, 05/01/26		764	767,102

21

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food Products (continued)
Reynolds Group Holdings, Inc., 2017 Term Loan, (1 mo. LIBOR + 2.75%), 4.45%, 02/05/23	USD	2,583	$2,586,644

			5,165,354

Gas Utilities — 0.0%
AL Midcoast Holdings LLC, 2018 Term Loan B, (3 mo. LIBOR + 5.50%), 7.60%, 07/31/25		238	230,744

Health Care Equipment & Supplies — 0.7%
Immucor, Inc., Extended Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 7.10%, 06/15/21(n)		1,851	1,839,168
Mallinckrodt International Finance SA, Term Loan B, (3 mo. LIBOR + 2.75%), 4.85%, 09/24/24		266	207,875
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, (3 mo. LIBOR + 3.25%), 5.31%, 06/30/25(n)		2,030	2,001,563

			4,048,606

Health Care Providers & Services — 2.2%
AHP Health Partners, Inc., 2018 Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.20%, 06/30/25(n)		341	340,893
CHG Healthcare Services, Inc., 2017 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.70%, 06/07/23		966	967,129
Concentra, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 2.50%), 4.54%, 06/01/22		275	274,616
DentalCorp Perfect Smile ULC, 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 5.45%, 06/06/25		289	282,314
Diplomat Pharmacy, Inc., 2017 Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.21%, 12/20/24		368	320,329
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 5.42%, 10/10/25		910	713,520
Femur Buyer, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 4.50%), 6.63%, 03/05/26(a)		217	208,757
Gentiva Health Services, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 5.50%, 07/02/25		821	823,952
HC Group Holdings II, Inc., Term Loan B, (1 mo. LIBOR + 4.50%), 6.20%, 08/06/26		469	460,009
HCA, Inc., Term Loan B13, (1 mo. LIBOR + 1.75%), 3.45%, 03/18/26		769	771,577

Security		Par (000)	Value

Health Care Providers & Services (continued)
MPH Acquisition Holdings LLC, 2016 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 4.85%, 06/07/23	USD	892	$852,084
nThrive, Inc., 2016 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.20%, 10/20/22		856	688,780
NVA Holdings, Inc., Term Loan B3, (PRIME + 1.75%), 6.50%, 02/02/25		804	802,814
Sotera Health Holdings LLC:
2017 Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.93%, 05/15/22(n)		1,255	1,247,070
2019 Incremental Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 5.43%, 05/15/22		352	350,649
2019 Term Loan, 1.00%, 11/20/26(a)(n)		3,602	3,593,444
Team Health Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.45%, 02/06/24		537	376,799
Vizient, Inc., 2019 Term Loan B5, (1 mo. LIBOR + 2.75%), 4.45%, 05/06/26		300	299,801

			13,374,537

Health Care Services — 0.3%
Emerald TopCo., Inc., Term Loan, (1 mo. LIBOR + 3.50%), 5.20%, 07/24/26(n)		865	860,519
WP CityMD Bidco LLC, 2019 Term Loan B, (3 mo. LIBOR + 4.50%, 1.00% Floor), 6.60%, 08/13/26(n)		753	745,470

			1,605,989

Health Care Technology — 0.6%
Athenahealth, Inc., 2019 Term Loan B, (3 mo. LIBOR + 4.50%), 6.40%, 02/11/26		1,917	1,912,607
Change Healthcare Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.50%, 1.00% Floor), 4.20%, 03/01/24		1,406	1,405,246
GoodRx, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 2.75%), 4.50%, 10/10/25		395	393,770

			3,711,623

Hotels, Restaurants & Leisure — 2.8%
1011778 B.C. Unlimited Liability Co., Term Loan B4, (1 mo. LIBOR + 1.75%), 3.45%, 11/19/26		1,490	1,489,165
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 5.46%, 02/02/26(a)(n)		284	285,249

22

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Aristocrat Technologies, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 1.75%), 3.72%, 10/19/24	USD	367	$368,247
Boyd Gaming Corp., Term Loan B3, (1 Week LIBOR + 2.25%), 3.85%, 09/15/23		541	542,149
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 4.45%, 12/23/24(n)		2,009	1,992,599
CCM Merger, Inc., Term Loan B, (1 mo. LIBOR + 2.25%), 3.95%, 08/08/21		444	443,613
Four Seasons Hotels Ltd., 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 3.70%, 11/30/23		1,025	1,029,144
Gateway Casinos & Entertainment Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 5.10%, 03/13/25		49	48,665
Golden Nugget LLC, 2017 Incremental Term Loan B, (3 mo. LIBOR + 2.75%), 4.72%, 10/04/23		534	533,906
Hilton Worldwide Finance LLC, 2019 Term Loan B2, (1 mo. LIBOR + 1.75%), 3.46%, 06/22/26		1,015	1,019,553
IRB Holding Corp., 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.19%, 02/05/25		1,280	1,279,418
KFC Holding Co., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 3.51%, 04/03/25		505	505,592
Penn National Gaming, Inc., 2018 1st Lien Term Loan B, (1 mo. LIBOR + 2.25%), 3.95%, 10/15/25		197	197,140
Playa Resorts Holding BV, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.45%, 04/29/24		382	371,738
Sabre GLBL, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 3.70%, 02/22/24		987	989,756
Scientific Games International, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 2.75%), 4.45%, 08/14/24(n)		1,061	1,056,084
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 3.50%), 5.60%, 07/10/25		1,803	1,809,443
Station Casinos LLC, 2016 Term Loan B, (1 mo. LIBOR + 2.50%), 4.21%, 06/08/23		1,224	1,226,200
Whatabrands LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 5.03%, 08/02/26		942	944,751

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 3.45%, 05/30/25	USD	584	$586,653

			16,719,065

Independent Power and Renewable Electricity Producers — 0.3%
AES Corp., 2018 Term Loan B, (3 mo. LIBOR + 1.75%), 3.66%, 05/31/22		21	20,940
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 4.20%, 01/15/25		802	803,359
Calpine Corp.:
2019 Term Loan B10, (1 mo. LIBOR + 2.50%), 4.20%, 08/12/26		800	801,748
Term Loan B9, (3 mo. LIBOR + 2.75%), 4.86%, 04/05/26		275	276,136

			1,902,183

Industrial Conglomerates — 0.6%
Cortes NP Acquisition Corp., 2017 Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.93%, 11/30/23(a)		2,067	2,018,088
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (2 mo. LIBOR + 5.00%, 1.00% Floor), 6.82%, 11/28/21		607	605,779
Sundyne US Purchaser, Inc., Term Loan, (1 mo. LIBOR + 4.00%), 5.70%, 05/15/26(n)		748	747,758

			3,371,625

Insurance — 1.4%
Alliant Holdings I, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 4.70%, 05/09/25		1,428	1,412,005
Alliant Holdings Intermediate LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 5.02%, 05/09/25		289	287,550
AmWINS Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.52%, 01/25/24		960	961,805
AssuredPartners, Inc., 2017 1st Lien Add-On Term Loan, (1 mo. LIBOR + 3.50%), 5.20%, 10/22/24		693	690,403
Davis Vision, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.70%, 12/02/24		594	586,982
Hub International Ltd.:
2018 Term Loan B, (3 mo. LIBOR + 2.75%), 4.69%, 04/25/25		1,304	1,285,467
2019 Incremental Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 465.00% - 5.90%, 04/25/25		709	710,446

23

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Insurance (continued)
Sedgwick Claims Management Services, Inc.:
2019 Term Loan B, (1 mo. LIBOR + 4.00%), 5.70%, 09/03/26	USD	631	$629,537
Term Loan B, (1 mo. LIBOR + 3.25%), 4.95%, 12/31/25		1,662	1,631,016

			8,195,211

Interactive Media & Services — 0.2%
Ancestry.com Operations, Inc., Non-Extended Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 5.46%, 10/19/23		494	475,475
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan, (2 mo. LIBOR + 3.00%, 1.00% Floor), 4.90%, 11/03/23		463	433,237
TierPoint LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 5.45%, 05/06/24		444	415,528

			1,324,240

IT Services — 1.0%
Altran Technologies SA, 1st Lien Term Loan, (3 mo. LIBOR + 2.50%), 4.66%, 03/20/25		212	211,775
Camelot U.S. Acquisition 1 Co., Term Loan B, (1 mo. LIBOR + 3.25%), 4.95%, 10/31/26		857	859,571
Epicor Software Corp., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.96%, 06/01/22(n)		881	881,123
Evertec Group LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 5.29%, 11/27/24		392	393,998
Flexential Intermediate Corp., 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 9.38%, 08/01/25		273	169,260
Greeneden US Holdings II LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 4.95%, 12/01/23		674	671,176
Trans Union LLC, 2019 Term Loan B5, (1 mo. LIBOR + 1.75%), 3.45%, 11/16/26		1,316	1,316,604
WEX, Inc., Term Loan B3, (1 mo. LIBOR + 2.25%), 3.95%, 05/15/26		1,611	1,615,656

			6,119,163

Life Sciences Tools & Services — 0.2%
Albany Molecular Research, Inc.,:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor) 4.95%, 08/30/24(n)		346	341,263

Security		Par (000)	Value

Life Sciences Tools & Services (continued)
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%, 1.00% Floor) 8.70%, 08/30/25	USD	130	$129,269
eResearchTechnology, Inc., 2019 Term Loan, 1.00%, 11/20/26(n)		810	803,925

			1,274,457

Machinery — 0.6%
Clark Equipment Company, 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 3.85%, 05/18/24(n)		190	189,876
Columbus McKinnon Corp., 2018 Term Loan B, (3 mo. LIBOR + 2.50%, 1.00% Floor), 4.60%, 01/31/24(a)		64	64,316
Gardner Denver, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%), 4.45%, 07/30/24		781	783,544
Terex Corp., 2019 Term Loan B1, (2 mo. LIBOR + 2.75%), 4.59%, 01/31/24		116	116,803
Titan Acquisition Ltd., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 4.70%, 03/28/25(n)		2,100	2,006,763
Welbilt, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.50%), 4.20%, 10/23/25(a)		330	330,062

			3,491,364

Media — 3.1%
Altice Financing SA, 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 4.47%, 01/31/26		82	79,716
Altice France SA:
2018 Term Loan B13, (1 mo. LIBOR + 4.00%), 5.77%, 08/14/26(n)		1,463	1,450,495
USD Term Loan B12, (1 mo. LIBOR + 3.68%), 5.45%, 01/31/26		253	249,573
Cable One, Inc., 2017 Term Loan B, (1 mo. LIBOR + 1.75%), 3.46%, 05/01/24(a)		254	255,103
Charter Communications Operating LLC, 2019 Term Loan B1, (1 mo. LIBOR + 1.75%), 3.45%, 04/30/25		1,485	1,491,265
Clear Channel Outdoor Holdings, Inc., Term Loan B, (1 mo. LIBOR + 3.50%), 5.20%, 08/21/26		2,553	2,559,842
CSC Holdings LLC:
2017 1st Lien Term Loan, (1 mo. LIBOR + 2.25%), 4.02%, 07/17/25		457	455,612

24

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
2019 Term Loan B5, (2 mo. LIBOR + 2.50%), 4.33%, 04/15/27	USD	454	$454,364
Diamond Sports Group LLC, Term Loan, (1 mo. LIBOR + 3.25%), 4.96%, 08/24/26		710	707,558
Gray Television, Inc.:
2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.03%, 02/07/24		469	469,001
2018 Term Loan C, (1 mo. LIBOR + 2.50%), 4.28%, 01/02/26		76	76,508
iHeartCommunications, Inc., Exit Term Loan, (1 mo. LIBOR + 4.00%), 5.78%, 05/01/26		645	648,861
Intelsat Jackson Holdings SA, 2017 Term Loan B3, 1.00%, 11/27/23(n)		290	285,287
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.96%, 12/01/23		783	784,424
Liberty Latin America Ltd., Term Loan B, (1 mo. LIBOR + 5.00%), 6.77%, 10/22/26		409	412,170
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 3.95%, 03/24/25		588	572,662
MH Sub I LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 5.45%, 09/13/24		875	871,755
Midcontinent Communications, 2019 Term Loan B, (1 mo. LIBOR + 2.25%), 4.01%, 08/15/26		264	265,043
Nexstar Broadcasting, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.75%), 4.45%, 09/18/26		532	533,995
PCI Gaming Authority, Term Loan, (1 mo. LIBOR + 3.00%), 4.70%, 05/29/26		575	577,974
PSAV Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.03%, 03/03/25(n)		1,172	1,136,188
Radiate Holdco LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 4.70%, 02/01/24		736	730,447
Trader Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.70%, 09/28/23(a)		1,480	1,470,279
Univision Communications, Inc., Term Loan C5, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.45%, 03/15/24		530	518,287
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 4.46%, 05/18/25		1,143	1,122,669

Security		Par (000)	Value

Media (continued)
Ziggo Secured Finance Partnership, Term Loan E, (1 mo. LIBOR + 2.50%), 4.27%, 04/15/25	USD	824	$822,446

			19,001,524

Metals & Mining — 0.3%
Ball Metalpack LLC, 2018 1st Lien Term Loan B, (3 mo. LIBOR + 4.50%), 6.41%, 07/31/25		605	512,909
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.70%, 03/08/24(n)		1,139	1,134,778

			1,647,687

Multiline Retail — 0.0%
Neiman Marcus Group Ltd. LLC, Cash Pay Extended Term Loan, (1 mo. LIBOR + 6.00%), 7.77%, 10/25/23		354	260,885

Oil & Gas Equipment & Services — 0.1%
McDermott Technology Americas, Inc.:
2018 1st Lien Term Loan, 1.00%, 10/21/21(n)		463	466,349
2018 1st Lien Term Loan, (3 mo. LIBOR + 5.00%, 1.00% Floor), 7.10%, 05/09/25		665	318,252

			784,601

Oil, Gas & Consumable Fuels — 0.2%
California Resources Corp., Second Out Term Loan, (1 mo. LIBOR + 10.38%, 1.00% Floor), 12.08%, 12/31/21		600	347,001
CITGO Holding Inc., 2019 Term Loan B, (1 mo. LIBOR + 7.00%, 1.00% Floor), 8.70%, 08/01/23		2	2,020
CONSOL Energy, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.20%, 09/27/24		281	256,712
Edgewater Generation LLC, Term Loan, (1 mo. LIBOR + 3.75%), 5.45%, 12/13/25		453	428,301
EG Group Ltd., 2018 Term Loan B, (3 mo. LIBOR + 4.00%), 6.10%, 02/07/25		251	244,215

			1,278,249

Personal Products — 0.1%
Sunshine Luxembourg VII Sarl, USD 1st Lien Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 6.35%, 10/01/26		821	823,200

Pharmaceuticals — 1.4%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 5.25%, 05/04/25(n)		662	507,524

25

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals (continued)
Catalent Pharma Solutions, Inc., Term Loan B2, (1 mo. LIBOR + 2.25%, 1.00% Floor), 3.95%, 05/18/26	USD	728	$727,711
Endo Luxembourg Finance Co. I Sarl, 2017 Term Loan B, (1 mo. LIBOR + 4.25%), 6.00%, 04/29/24		600	551,866
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, (1 Week LIBOR + 2.00%), 3.77%, 11/15/27		890	894,627
Jaguar Holding Co. II, 2018 Term Loan, (1 mo. LIBOR + 2.50%, 1.00% Floor), 4.20%, 08/18/22		2,951	2,953,287
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 4.77%, 06/02/25		2,828	2,839,333

			8,474,348

Professional Services — 0.4%
ASGN, Inc., 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 3.45%, 04/02/25		250	250,732
Cast and Crew Payroll LLC, 2019 1st Lien Term Loan, (1 mo. LIBOR + 4.00%), 5.71%, 02/09/26		658	659,753
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 5.00%), 6.70%, 02/06/26		1,356	1,362,780
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 5.50%), 7.60%, 08/04/25(a)		404	389,115

			2,662,380

Real Estate Management & Development — 0.7%
CityCenter Holdings LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 3.95%, 04/18/24		1,604	1,606,290
DTZ US Borrower LLC, 2018 Add On Term Loan B, (1 mo. LIBOR + 3.25%), 4.95%, 08/21/25		1,051	1,052,694
ESH Hospitality, Inc., 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 3.70%, 09/18/26		283	283,843
Forest City Enterprises LP, 2019 Term Loan B, (1 mo. LIBOR + 3.50%), 5.20%, 12/08/25		782	783,561
Realogy Corp., 2018 Term Loan B, (3 mo. LIBOR + 2.25%), 3.96%, 02/08/25(n)		356	342,843

Security		Par (000)	Value

Real Estate Management & Development (continued)
SMG Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 4.70%, 01/23/25	USD	384	$384,122

			4,453,353

Road & Rail — 0.0%
Road Infrastructure Investment LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.20%, 06/13/23(n)		297	272,831

Semiconductors & Semiconductor Equipment — 0.2%
Cabot Microelectronics Corporation, Term Loan B, (1 mo. LIBOR + 2.25%), 4.00%, 11/14/25(a)		476	477,451
Microchip Technology, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 3.71%, 05/29/25		350	349,354
ON Semiconductor Corp., 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 3.70%, 09/19/26		226	226,544

			1,053,349

Software — 5.7%
Applied Systems, Inc.,:
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor) 5.35%, 09/19/24(n)		1,258	1,251,963
2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor) 9.10%, 09/19/25		160	162,079
BMC Software Finance, Inc., 2017 Term Loan, (1 mo. LIBOR + 4.25%), 5.95%, 10/02/25		1,293	1,242,686
Cerence, Inc., Term Loan B, (1 mo. LIBOR + 6.00%, 1.00% Floor), 7.78%, 10/01/24		318	298,125
Cypress Intermediate Holdings III, Inc.,:
2017 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor) 4.46%, 04/29/24(n)		1,037	1,030,303
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 1.00% Floor) 8.45%, 04/27/25		248	247,566
Digicel International Finance Ltd., 2017 Term Loan B, (6 mo. LIBOR + 3.25%), 5.34%, 05/28/24		500	417,756
DTI Holdco, Inc., 2018 Term Loan B, (3 mo. LIBOR + 4.75%, 1.00% Floor), 6.68%, 09/30/23		496	457,096
Ellie Mae, Inc., Term Loan, (2 mo. LIBOR + 4.00%), 5.86%, 04/17/26		1,140	1,135,372

26

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, (1 mo. LIBOR + 3.75%), 5.45%, 10/01/25	USD	2,248	$2,261,468
Infor (US), Inc., Term Loan B6, (3 mo. LIBOR + 2.75%, 1.00% Floor), 4.85%, 02/01/22		2,980	2,983,383
Informatica Corp., 2018 Term Loan, (1 mo. LIBOR + 3.25%), 4.95%, 08/05/22		1,539	1,539,700
Kronos, Inc.,:
2017 Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor) 4.91%, 11/01/23(n)		2,642	2,640,501
2nd Lien Term Loan, (3 mo. LIBOR + 8.25%, 1.00% Floor) 10.16%, 11/01/24		615	620,572
McAfee LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 5.45%, 09/30/24(n)		1,619	1,620,527
Mitchell International, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 4.95%, 11/29/24		1,540	1,472,149
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 8.95%, 12/01/25		267	246,667
Renaissance Holding Corp., 2018 Add On Term Loan, (1 mo. LIBOR + 3.25%), 4.95%, 05/30/25		237	231,964
RP Crown Parent LLC, 2016 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.45%, 10/12/23		962	962,155
Severin Acquisition LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.25%), 5.14%, 08/01/25		408	401,289
SolarWinds Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 4.45%, 02/05/24		1,708	1,713,149
Solera LLC, Term Loan B, (1 mo. LIBOR + 2.75%), 4.45%, 03/03/23(n)		1,438	1,413,741
Sophia LP, 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.35%, 09/30/22		2,326	2,327,318
SS&C Technologies Holdings Europe Sarl, 2018 Term Loan B4, (1 mo. LIBOR + 2.25%), 3.95%, 04/16/25		509	511,332
SS&C Technologies, Inc.:
2017 Term Loan B1, (1 mo. LIBOR + 2.25%), 3.95%, 07/08/22		29	29,210
2018 Term Loan B3, (1 mo. LIBOR + 2.25%), 3.95%, 04/16/25		782	786,081
2018 Term Loan B5, (1 mo. LIBOR + 2.25%), 3.95%, 04/16/25		461	462,859

Security		Par (000)	Value

Software (continued)
Tempo Acquisition LLC, Term Loan, (1 mo. LIBOR + 3.00%), 4.79%, 05/01/24	USD	1,992	$1,992,906
Tibco Software, Inc., 2019 Term Loan B, (1 mo. LIBOR + 4.00%), 5.78%, 06/30/26(a)(n)		1,704	1,707,949
Ultimate Software Group, Inc., Term Loan B, (1 mo. LIBOR + 3.75%), 5.45%, 05/04/26(n)		991	995,400
Vertafore, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 4.95%, 07/02/25		1,480	1,434,689

			34,597,955

Specialty Retail — 1.0%
Belron Finance US LLC:
2019 USD Term Loan B, (3 mo. LIBOR + 2.50%), 4.44%, 11/07/26		420	420,920
Term Loan B, (3 mo. LIBOR + 2.25%), 4.14%, 11/07/24		749	750,537
Term Loan B, (3 mo. LIBOR + 2.25%), 4.15%, 11/13/25		185	185,066
CD&R Firefly Bidco Ltd., 2018 GBP Term Loan B1, (LIBOR - GBP + 4.00%), 4.81%, 06/23/25	GBP	1,000	1,273,745
IAA, Inc., Term Loan B, (1 mo. LIBOR + 2.25%), 4.00%, 06/28/26	USD	288	289,101
Leslie’s Poolmart, Inc., 2018 Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.34%, 08/16/23		247	231,349
MED ParentCo LP:
1st Lien Delayed Draw Term Loan, (3 mo. LIBOR + 4.25%), 6.06%, 08/31/26		114	24,108
1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 5.95%, 08/31/26		457	452,694
Midas Intermediate Holdco II LLC, Incremental Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 4.85%, 08/18/21(n)		542	510,768
PetSmart, Inc., Term Loan B2, (1 mo. LIBOR + 4.00%, 1.00% Floor), 5.77%, 03/11/22(n)		1,309	1,273,268

27

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Specialty Retail (continued)
Research Now Group, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 7.41%, 12/20/24	USD	388	$387,699

			5,799,255

Technology Hardware, Storage & Peripherals — 0.2%
Western Digital Corp., 2018 Term Loan B4, (3 mo. LIBOR + 1.75%), 3.45%, 04/29/23		980	976,910

Textiles, Apparel & Luxury Goods — 0.2%
Ascend Performance Materials Operations LLC, 2019 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 7.35%, 08/27/26		955	955,307

Thrifts & Mortgage Finance — 0.3%
IG Investment Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 5.70%, 05/23/25(n)		1,588	1,563,071

Trading Companies & Distributors — 0.3%
Beacon Roofing Supply, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 3.95%, 01/02/25		432	428,529
HD Supply, Inc., Term Loan B5, (1 mo. LIBOR + 1.75%), 3.45%, 10/17/23		1,069	1,073,242
United Rentals, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 3.45%, 10/31/25		104	104,756

			1,606,527

Transportation — 0.0%
Safe Fleet Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.77%, 02/03/25		269	256,814

Utilities — 0.1%
ExGen Renewables IV LLC, Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.91%, 11/28/24		688	660,510

Wireless Telecommunication Services — 0.3%
Geo Group, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 3.71%, 03/22/24		635	561,190
Ligado Networks LLC, PIK Exit Term Loan (9.75% PIK), 0.31%, 12/07/20(h)		306	181,134

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 3.46%, 04/11/25	USD	930	$929,421

			1,671,745

Total Floating Rate Loan Interests — 41.4% (Cost — $254,008,446)			251,358,587

Foreign Agency Obligations — 2.9%
Argentine Republic Government International Bond:
6.88%, 04/22/21		236	105,905
4.63%, 01/11/23		118	47,554
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25		200	230,250
Colombia Government International Bond:
8.13%, 05/21/24		238	291,401
4.50%, 01/28/26(g)		236	255,986
3.88%, 04/25/27		200	210,438
Cyprus Government International Bond, 4.63%, 02/03/20(c)	EUR	2,600	2,886,050
Dominican Republic International Bond, 5.50%, 01/27/25	USD	159	168,987
Egypt Government Bond:
16.00%, 06/11/22	EGP	2,625	168,138
14.30%, 09/03/22		5,685	351,634
Egypt Government International Bond, 5.75%, 04/29/20	USD	882	893,025
Iceland Government International Bond, 5.88%, 05/11/22(g)		3,030	3,297,664
Indonesia Government International Bond:
4.75%, 01/08/26		395	438,327
5.35%, 02/11/49(g)		200	257,375
Indonesia Treasury Bond, 6.13%, 05/15/28	IDR	6,090,000	403,481
Mexico Government International Bond, 4.15%, 03/28/27(g)	USD	210	224,306
Nigeria Government International Bond, 7.63%, 11/21/25(g)		484	526,199
Portugal Government International Bond, 5.13%, 10/15/24(c)		3,190	3,598,499
Qatar Government International Bond:
4.50%, 04/23/28		490	561,662
4.00%, 03/14/29(c)(g)		200	222,812
Republic of South Africa Government International Bond, 5.88%, 05/30/22		199	212,930
Russian Foreign Bond - Eurobond:
4.75%, 05/27/26		400	444,375
4.25%, 06/23/27		400	434,400

28

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Agency Obligations (continued)
Saudi Government International Bond, 4.50%, 04/17/30	USD	385	$436,494
Turkey Government International Bond, 6.25%, 09/26/22		200	207,750
Ukraine Government International Bond:
7.75%, 09/01/22		118	125,080
7.75%, 09/01/25		166	175,213
9.75%, 11/01/28		236	274,940

Total Foreign Agency Obligations — 2.9% (Cost — $17,218,517)			17,450,875

		Shares

Investment Companies — 2.7%

Diversified Financial Services — 2.7%
Invesco Senior Loan ETF		725,757	16,300,502

Total Investment Companies — 2.7% (Cost — $16,542,234)			16,300,502

		Par (000)

Non-Agency Mortgage-Backed Securities — 1.5%

Collateralized Mortgage Obligations — 0.6%
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 3A4, 5.50%, 11/25/35	USD	1,781	1,498,422
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2005-17, Class 1A6, 5.50%, 09/25/35		301	301,389
Series 2006-17, Class A2, 6.00%, 12/25/36		994	750,939
Series 2007-HY5, Class 3A1, 3.70%, 09/25/37(f)		663	628,507
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 4.27%, 10/25/35(f)		519	419,919

			3,599,176

Commercial Mortgage-Backed Securities — 0.9%
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class C, 3.72%, 04/14/33(c)(f)		4,830	5,044,725
Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.81%, 07/10/38(f)		249	250,574

			5,295,299

Total Non-Agency Mortgage-Backed Securities — 1.5% (Cost — $8,723,215)			8,894,475

Security		Beneficial Interest (000)	Value

Other Interests(o) — 0.0%

Auto Components — 0.0%
Lear Corp. Escrow(a)	USD	1,000	$10

IT Services — 0.0%
Millennium Corp.(a)(b)		918	—
Millennium Lender Claims(a)(b)		861	—

			—

Total Other Interests — 0.0% (Cost — $—)			10

		Par (000)

Preferred Securities — 7.0%

Capital Trusts — 7.0%

Banks — 1.1%
Banco Mercantil del Norte SA, 6.75%(c)(i)(k)		396	406,890
Bankia SA, 6.38%(i)(k)		200	234,502
Capital One Financial Corp., Series E, 5.55%(g)(i)(k)		3,000	3,037,500
CIT Group, Inc., Series A, 5.80%(i)(k)		235	240,287
Wells Fargo & Co.,(g)(i)(k):
Series S, 5.90%		1,500	1,620,000
Series U, 5.88%		968	1,075,245

			6,614,424

Building Materials — 0.0%
Holcim Finance Luxembourg SA, 3.00%(i)(k)		100	115,138

Capital Markets — 1.0%
Goldman Sachs Group, Inc., (i)(k):
Series M, 5.38%(g)		1,730	1,747,300
Series P, 5.00%		123	123,923
Morgan Stanley, Series H, 5.61%(g)(i)(k)		2,546	2,555,675
State Street Corp., Series F, 5.25%(g)(i)(k)		1,625	1,661,562

			6,088,460

Chemicals — 0.0%
Solvay Finance SA, 5.43%(i)(k)		100	125,748

Diversified Financial Services — 3.8%
Bank of America Corp.,(i)(k):
Series AA, 6.10%(g)		1,038	1,155,886
Series DD, 6.30%		215	246,175
Series U, 5.20%(g)		1,250	1,303,125
Series X, 6.25%(g)		1,929	2,150,488
Series Z, 6.50%		143	161,948
Credit Agricole SA, 6.50%(i)(k)		100	118,719

29

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000	Value

Diversified Financial Services (continued)
Credit Suisse Group AG(i)(k):
6.25%	200	$215,828
6.38%(c)	495	529,650
HBOS Capital Funding LP, 6.85%(k)	100	101,825
HSBC Holdings PLC(i)(k):
6.00%	415	438,862
6.25%	695	726,275
JPMorgan Chase & Co.,(i)(k):
Series 1, 5.41%	146	146,447
Series FF, 5.00%	1,345	1,402,162
Series R, 6.00%	120	128,654
Series S, 6.75%	160	180,200
Series U, 6.13%(g)	6,690	7,336,388
Series V, 5.42%(g)	4,060	4,076,240
Royal Bank of Scotland Group PLC, 8.63%(i)(k)	200	215,876
Societe Generale SA, 6.00%(c)(g)(i)(k)	2,000	2,003,800
UniCredit SpA, 6.75%(i)(k)	200	234,683

		22,873,231

Diversified Telecommunication Services — 0.1%
Koninklijke KPN NV, 2.00%(i)(k)	100	109,695
Telefonica Europe BV(i)(k):
3.75%	100	116,142
4.38%	100	121,611
5.88%	100	128,360

		475,808

Electric Utilities — 0.3%
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79,(g)(i)	1,750	1,936,553

Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 4.13%, 10/15/26	100	116,791

Insurance — 0.6%
Voya Financial, Inc., 5.65%, 05/15/53(i)	3,500	3,681,860

Oil, Gas & Consumable Fuels — 0.1%
Naturgy Finance BV, 3.38%(i)(k)	100	117,419

Security		Par (000	Value

Oil, Gas & Consumable Fuels (continued)
Repsol International Finance BV, 4.50%, 03/25/75(i)		100	$125,704

			243,123

Pharmaceuticals — 0.0%
Bayer AG, 2.38%, 05/12/79(i)		100	110,731

Utilities — 0.0%
Electricite de France SA, 3.00%(e)(i)(k)		200	222,815

Total Capital Trusts — 7.0% (Cost — $40,543,958)			42,604,682

		Shares

Preferred Stocks — 1.8%

Capital Markets — 1.8%
Goldman Sachs Group, Inc., Series J, 5.50%(i)(k)		202,526	5,330,484
Morgan Stanley,(i)(k):
Series F, 6.88%		120	3,444,000
Series K, 5.85%		53	1,484,694
SCE Trust III, Series H, 5.75%(i)(k)		21,200	512,828

			10,772,006

Wireless Telecommunication Services — 0.0%
CF-B L2 (D) LLC, (Aquired 04/08/15, cost $131,171), 0.00%(p)		134,077	85,997

Total Preferred Stocks — 1.8% (Cost — $10,174,955)			10,858,003

Trust Preferred

Diversified Financial Services — 0.4%
GMAC Capital Trust I, Series 2, 7.69%(i)		105,753	2,742,175

Total Trust Preferreds — 0.4% (Cost — $2,686,547)			2,742,175

Total Preferred Securities — 9.2% (Cost — $53,405,460)			56,204,860

		Par (000)

U.S. Government Sponsored Agency Securities — 5.3%

Collateralized Mortgage Obligations — 1.2%
Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M2, (1 mo. LIBOR US + 3.00%), 4.71%, 10/25/29(d)	USD	1,600	1,665,636

30

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Freddie Mac Mortgage-Backed Securities, Series 4480, Class ZX, 4.00%, 11/15/44	USD	4,772	$5,331,865

			6,997,501

Interest Only Collateralized Mortgage Obligations — 0.2%
Freddie Mac Mortgage-Backed Securities, Series K042, Class X1, 1.18%, 12/25/24(f)		33,951	1,528,634

Mortgage-Backed Securities — 3.9%
Fannie Mae Mortgage-Backed Securities(g):
2.50%, 10/01/28 - 06/01/32		2,391	2,418,460
3.00%, 05/01/30		13,425	13,897,453
3.50%, 08/01/49		2,965	3,083,474
5.00%, 07/01/20 - 08/01/23		62	64,390
Freddie Mac Mortgage-Backed Securities, 3.50%, 07/01/49(g)		4,347	4,529,088

			23,992,865

Total U.S. Government Sponsored Agency Securities — 5.3% (Cost — $31,982,263)			32,519,000

U.S. Treasury Obligations — 3.0%
U.S. Treasury Bonds, 2.88%, 05/15/49(g)		1,350	1,545,434
U.S. Treasury Notes(g):
2.75%, 09/30/20		1,600	1,613,937
2.75%, 04/30/23		8,000	8,299,688
2.75%, 08/31/25		6,150	6,506,027

Total U.S. Treasury Obligations — 3.0% (Cost — $17,027,450)			17,965,086

Security		Shares	Value

Warrants — 0.0%

Media — 0.0%
iHeartMedia, Inc. (Expires 05/01/39)		14,604	$224,741

Metals & Mining — 0.0%
AFGlobal Corp. (Expires 12/20/20)(a)		2,542	—

Total Warrants — 0.0% (Cost — $262,857)			224,741

Total Long-Term Investments — 134.6% (Cost — $811,963,230)			817,843,320

		Par (000)

Short-Term Securities — 0.6%

Foreign Agency Obligations — 0.1%
Nigeria Treasury Bill, 0.00%, 02/27/20(l)	NGN	131,600	352,062

Total Foreign Agency Obligations — 0.1% (Cost — $353,456)			352,062

		Shares

Money Market Fund — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.53%(q)(r)		2,841,143	2,841,143

Total Money Market Fund — 0.5% (Cost — $2,841,143)			2,841,143

Total Short-Term Securities — 0.6% (Cost — $3,194,599)			3,193,205

Options Purchased — 0.0% (Cost — $234,870)			179,918

Total Investments Before Options Written — 135.2% (Cost — $815,392,699)			821,216,443

Options Written — (0.0)% (Premiums Received — $88,853)			(66,841)

Total Investments, Net of Options Written — 135.2% (Cost — $815,303,846)			821,149,602

Liabilities in Excess of Other Assets — (35.2)%			(213,798,621)

Net Assets — 100.0%			$607,350,981

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Rate shown is the rate in effect as of period end.
(e)	When-issued security.
(f)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(g)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

31

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Limited Duration Income Trust (BLW)

(i)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Perpetual security with no stated maturity date.
(l)	Zero-coupon bond.
(m)	Convertible security.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(p)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $85,997, representing less than 0.05% of its net assets as of period end, and an original cost of $131,171.

(q)	Annualized 7-day yield as of period end.
(r)

During the period ended November 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,688,908	(847,765)	2,841,143	$2,841,143	$24,990	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Currency Abbreviations

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

MXN — Mexican Peso

NGN — Nigerian Naira

NOK — Norwegian Krone

NZD — New Zealand Dollar

USD — United States Dollar

Portfolio Abbreviations

ABS — Asset-Backed Security

CLO — Collateralized Loan Obligation

ETF — Exchange-Traded Fund

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

MTN — Medium-Term Note

OTC — Over-the-Counter

PIK — Payment-In-Kind

REIT — Real Estate Investment Trust

32

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
UBS Ltd.	2.05%	09/20/18	Open	$3,026,213	$3,121,900	Foreign Agency Obligations	Open/Demand
UBS Ltd.	2.20	09/20/18	Open	1,730,000	1,788,892	Capital Trusts	Open/Demand
UBS Ltd.	2.20	09/20/18	Open	746,250	771,654	Corporate Bonds	Open/Demand
UBS Ltd.	2.20	09/20/18	Open	250,200	258,717	Corporate Bonds	Open/Demand
UBS Ltd.	2.20	09/20/18	Open	362,780	375,130	Corporate Bonds	Open/Demand
UBS Ltd.	2.20	12/12/18	Open	250,583	257,536	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	0.50	01/18/19	Open	192,965	194,560	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	1.75	02/12/19	Open	382,826	390,315	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	2.05	02/12/19	Open	527,217	537,667	Capital Trusts	Open/Demand
Credit Suisse Securities (USA) LLC	1.90	02/26/19	Open	207,680	211,646	Foreign Agency Obligations	Open/Demand
Goldman Sachs & Co LLC	1.75	03/04/19	Open	273,257	278,405	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	1.75	03/04/19	Open	477,720	486,721	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	1.75	03/04/19	Open	242,685	246,933	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	1.75	03/04/19	Open	158,392	161,376	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	1.85	03/04/19	Open	659,311	671,789	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	2.10	03/04/19	Open	1,207,335	1,230,445	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	2.10	03/04/19	Open	383,152	390,486	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	2.00	03/11/19	Open	190,858	194,248	Foreign Agency Obligations	Open/Demand
Goldman Sachs & Co LLC	2.10	04/12/19	Open	1,354,175	1,374,860	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00	05/07/19	Open	176,500	179,000	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	1.70	06/11/19	Open	210,250	212,440	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	1.95	06/21/19	Open	2,902,500	2,936,487	Capital Trusts	Open/Demand
BNP Paribas S.A.	1.95	06/21/19	Open	1,483,125	1,500,492	Capital Trusts	Open/Demand
BNP Paribas S.A.	1.95	06/21/19	Open	581,788	588,372	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	06/21/19	Open	94,510	95,572	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	06/21/19	Open	457,209	462,900	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	06/21/19	Open	838,189	848,557	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	06/21/19	Open	1,351,565	1,368,283	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	06/21/19	Open	618,008	625,544	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	06/21/19	Open	703,099	711,574	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	06/21/19	Open	226,188	229,003	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	06/21/19	Open	5,264,190	5,327,860	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	06/21/19	Open	369,923	374,435	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	06/21/19	Open	531,644	538,157	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	06/21/19	Open	993,200	1,005,562	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	06/21/19	Open	944,843	956,364	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	06/21/19	Open	157,885	159,810	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	06/21/19	Open	292,778	296,422	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	06/21/19	Open	590,008	597,351	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	06/21/19	Open	1,015,728	1,028,370	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	06/21/19	Open	130,975	132,540	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	06/21/19	Open	2,421,969	2,450,512	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	06/21/19	Open	1,776,250	1,796,364	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	06/21/19	Open	98,375	99,489	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	06/21/19	Open	993,431	1,004,680	Corporate Bonds	Open/Demand

33

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets, LLC	2.04%	06/21/19	Open	$535,575	$541,640	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	06/21/19	Open	392,531	396,976	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	06/21/19	Open	1,455,000	1,471,476	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	06/21/19	Open	1,434,125	1,450,364	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	06/21/19	Open	1,493,888	1,510,804	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	06/21/19	Open	654,063	661,469	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	06/21/19	Open	1,528,788	1,546,099	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	06/21/19	Open	407,531	412,146	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	06/21/19	Open	154,635	156,386	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	06/21/19	Open	256,275	259,177	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	06/21/19	Open	386,250	390,624	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	06/21/19	Open	288,563	291,830	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	06/21/19	Open	680,231	687,934	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	06/21/19	Open	229,125	231,720	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	06/21/19	Open	1,110,819	1,123,397	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	06/21/19	Open	275,224	278,637	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	06/21/19	Open	465,000	470,265	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	06/21/19	Open	2,364,675	2,391,452	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	06/21/19	Open	263,313	266,294	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	06/21/19	Open	285,938	289,175	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	06/21/19	Open	1,218,544	1,232,342	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	06/21/19	Open	430,650	435,527	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	06/21/19	Open	1,452,506	1,468,954	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	06/21/19	Open	370,781	374,980	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	06/21/19	Open	843,750	853,304	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	06/21/19	Open	162,350	164,188	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	06/21/19	Open	134,925	136,453	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	06/21/19	Open	343,350	347,238	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	07/16/19	Open	457,464	461,639	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	07/16/19	Open	569,250	574,504	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	07/16/19	Open	795,150	802,490	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	07/16/19	Open	334,051	337,135	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.72	07/17/19	Open	6,512,000	6,565,447	U.S. Treasury Obligations	Open/Demand
HSBC Securities (USA), Inc.	1.72	07/17/19	Open	8,316,000	8,384,254	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A.	2.15	08/19/19	Open	297,040	299,046	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/26/19	Open	2,125,125	2,140,243	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/26/19	Open	1,682,738	1,694,708	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.72	08/27/19	Open	1,636,000	1,645,760	U.S. Treasury Obligations	Open/Demand
RBC Capital Markets, LLC	1.10	08/29/19	Open	264,128	265,106	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/29/19	Open	39,000	39,239	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/29/19	Open	754,298	758,922	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.15	08/29/19	Open	643,125	647,251	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/29/19	Open	419,543	422,397	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/29/19	Open	567,484	571,344	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/29/19	Open	527,468	531,056	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/29/19	Open	821,950	827,542	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/29/19	Open	447,368	450,411	Corporate Bonds	Open/Demand

34

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets, LLC	2.30%	08/29/19	Open	$535,301	$538,943	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/29/19	Open	1,561,573	1,572,196	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/29/19	Open	487,491	490,808	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/29/19	Open	1,075,718	1,083,035	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/29/19	Open	952,455	958,934	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/29/19	Open	1,218,870	1,227,162	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/29/19	Open	1,073,600	1,080,903	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00	09/03/19	Open	1,437,188	1,445,352	Capital Trusts	Open/Demand
Barclays Capital, Inc.	2.00	09/03/19	Open	2,349,187	2,362,532	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00	09/03/19	Open	1,068,750	1,074,821	Capital Trusts	Open/Demand
Barclays Capital, Inc.	2.00	09/03/19	Open	2,307,900	2,321,010	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00	09/03/19	Open	1,622,771	1,631,989	Capital Trusts	Open/Demand
Barclays Capital, Inc.	2.00	09/03/19	Open	1,081,267	1,087,409	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00	09/03/19	Open	1,271,563	1,278,786	Capital Trusts	Open/Demand
Barclays Capital, Inc.	2.25	09/03/19	Open	1,327,775	1,336,129	Capital Trusts	Open/Demand
Barclays Capital, Inc.	2.25	09/03/19	Open	1,081,978	1,088,785	Capital Trusts	Open/Demand
Barclays Capital, Inc.	2.25	09/03/19	Open	509,469	512,674	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/03/19	Open	2,310,000	2,324,534	Capital Trusts	Open/Demand
Barclays Capital, Inc.	2.25	09/03/19	Open	1,226,569	1,234,286	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/04/19	Open	392,201	394,639	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.95	09/04/19	Open	908,438	913,394	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.95	09/04/19	Open	3,172,500	3,189,808	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.95	09/04/19	Open	6,781,988	6,819,222	Capital Trusts	Open/Demand
BNP Paribas S.A.	1.95	09/04/19	Open	1,504,500	1,512,708	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.95	09/04/19	Open	3,555,000	3,574,395	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.95	09/04/19	Open	838,785	843,361	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.95	09/04/19	Open	1,002,394	1,007,862	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.95	09/04/19	Open	526,025	528,902	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.95	09/04/19	Open	3,812,057	3,832,854	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.95	09/04/19	Open	849,225	853,858	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.95	09/04/19	Open	288,400	289,977	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.95	09/04/19	Open	169,744	170,670	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	09/04/19	Open	2,289,375	2,303,051	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	09/04/19	Open	448,045	450,712	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	09/04/19	Open	933,438	938,994	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	09/04/19	Open	878,598	883,815	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	09/04/19	Open	508,183	511,201	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	09/09/19	Open	446,500	449,015	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/11/19	Open	986,798	992,403	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/16/19	Open	919,050	923,993	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/16/19	Open	1,105,561	1,111,504	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/16/19	Open	778,500	782,625	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.42	09/17/19	Open	10,260	10,275	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	09/17/19	Open	122,045	122,467	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/17/19	Open	456,305	457,750	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.45	09/17/19	Open	400,000	401,431	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.50	09/17/19	Open	285,105	285,899	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.55	09/17/19	Open	103,853	104,245	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00	09/17/19	Open	461,208	463,379	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00	09/17/19	Open	1,357,860	1,364,253	Corporate Bonds	Open/Demand

35

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Barclays Capital, Inc.	2.00%	09/17/19	Open	$806,925	$810,724	Capital Trusts	Open/Demand
Barclays Capital, Inc.	2.05	09/17/19	Open	181,750	182,624	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.05	09/17/19	Open	292,370	293,777	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/17/19	Open	230,340	231,543	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/17/19	Open	188,663	189,648	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/17/19	Open	514,639	517,326	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/17/19	Open	494,250	496,831	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/17/19	Open	105,495	106,046	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/17/19	Open	1,078,761	1,084,395	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/17/19	Open	728,850	732,656	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/17/19	Open	597,690	600,811	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/17/19	Open	670,605	674,107	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/17/19	Open	454,436	456,809	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/17/19	Open	855,400	859,867	Capital Trusts	Open/Demand
Barclays Capital, Inc.	2.25	09/17/19	Open	412,539	414,693	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/17/19	Open	642,715	646,071	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/17/19	Open	920,835	925,644	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/17/19	Open	595,410	598,519	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/17/19	Open	416,800	418,977	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/17/19	Open	489,590	492,147	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/17/19	Open	667,550	671,036	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/17/19	Open	143,696	144,447	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/17/19	Open	788,880	793,000	Capital Trusts	Open/Demand
Barclays Capital, Inc.	2.25	09/17/19	Open	580,051	583,080	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/17/19	Open	43,416	43,643	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/17/19	Open	430,320	432,567	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/17/19	Open	879,645	884,239	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/18/19	Open	1,076,190	1,081,728	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/20/19	Open	575,920	578,680	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	09/20/19	Open	512,513	514,870	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.30	09/30/19	Open	1,128,050	1,133,004	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	10/01/19	Open	264,600	265,835	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	10/01/19	Open	86,875	87,280	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	10/01/19	Open	308,355	309,794	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	10/01/19	Open	844,828	848,770	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	10/03/19	Open	207,671	208,488	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	10/08/19	Open	1,011,085	1,014,806	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	1.75	10/11/19	Open	200,430	200,953	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	1.75	10/11/19	Open	446,400	447,566	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	2.05	10/11/19	Open	862,875	865,360	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	2.10	10/11/19	Open	249,233	249,916	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	1.75	10/16/19	Open	408,135	409,155	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.52	10/29/19	Open	1,528,875	1,531,173	U.S. Treasury Obligations	Open/Demand

36

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Barclays Capital, Inc.	2.25%	10/31/19	Open	$532,675	$533,674	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	11/04/19	Open	798,968	800,295	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	11/05/19	Open	102,603	102,766	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	11/05/19	Open	1,062,765	1,064,462	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	11/05/19	Open	409,819	410,473	Corporate Bonds	Open/Demand
Cantor Fitzgerald & Co.	1.80	11/08/19	12/12/19	4,384,083	4,388,053	U.S. Government Sponsored Agency Securities	Up to 60 Days
Cantor Fitzgerald & Co.	1.80	11/08/19	12/12/19	3,001,450	3,004,151	U.S. Government Sponsored Agency Securities	Up to 60 Days
Barclays Capital, Inc.	2.25	11/08/19	Open	778,050	778,974	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	11/12/19	Open	450,640	451,158	Corporate Bonds	Open/Demand
Citigroup Global Markets, Inc.	1.86	11/15/19	12/17/19	326,105	326,324	U.S. Government Sponsored Agency Securities	Up to 60 Days
Citigroup Global Markets, Inc.	1.86	11/15/19	12/17/19	13,473,003	13,482,052	U.S. Government Sponsored Agency Securities	Up to 60 Days
Citigroup Global Markets, Inc.	1.86	11/15/19	12/17/19	2,023,000	2,024,359	U.S. Government Sponsored Agency Securities	Up to 60 Days
Citigroup Global Markets, Inc.	1.86	11/15/19	12/17/19	60,369	60,409	U.S. Government Sponsored Agency Securities	Up to 60 Days
Barclays Capital, Inc.	2.00	11/15/19	Open	390,181	390,528	Capital Trusts	Open/Demand
Barclays Capital, Inc.	2.10	11/15/19	Open	202,120	202,309	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	2.10	11/15/19	Open	111,260	111,364	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	11/15/19	Open	109,385	109,494	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	11/15/19	Open	218,738	218,956	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	11/15/19	Open	314,038	314,352	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	11/15/19	Open	447,440	447,887	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	11/15/19	Open	781,375	782,024	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	11/15/19	Open	1,370,880	1,372,019	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	11/15/19	Open	1,247,063	1,248,098	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	11/15/19	Open	380,190	380,579	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	11/15/19	Open	375,038	375,421	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	11/15/19	Open	684,203	684,902	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	11/15/19	Open	143,303	143,449	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	11/21/19	Open	310,030	310,204	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	11/21/19	Open	409,200	409,435	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	11/25/19	Open	717,085	717,314	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	11/26/19	Open	165,608	165,649	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	11/26/19	Open	753,600	753,793	Corporate Bonds	Open/Demand
Barclays Capital, Inc.%	(0.50)	11/27/19	Open	49,638	49,636	Corporate Bonds	Open/Demand

				$205,974,243	$207,514,883

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

37

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Limited Duration Income Trust (BLW)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Stoxx 600 Index	1	12/20/19	$8	$390
10-Year U.S. Ultra Long Treasury Note	229	03/20/20	32,568	(66,123)
2-Year U.S. Treasury Note	1,311	03/31/20	282,633	(111,302)

				(177,035)

Short Contracts
10-Year U.S. Treasury Note	369	03/20/20	47,734	56,316
Long U.S. Treasury Bond	17	03/20/20	2,702	5,327
U.S. Treasury Ultra Bond	2	03/20/20	375	(206)
5-Year U.S. Treasury Note	905	03/31/20	107,667	34,331

				95,768

				$(81,267)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	4,219,000	USD	4,640,900	Citibank N.A.	12/04/19	$7,870
EUR	847,000	USD	932,124	State Street Bank and Trust Co.	12/04/19	1,156
EUR	8,081,000	USD	8,893,148	State Street Bank and Trust Co.	12/04/19	11,026
GBP	983,000	USD	1,267,699	BNP Paribas S.A.	12/04/19	3,648
GBP	6,451,000	USD	8,319,353	BNP Paribas S.A.	12/04/19	23,944
GBP	908,000	USD	1,170,684	Citibank N.A.	12/04/19	3,663
USD	111,358	EUR	100,000	BNP Paribas S.A.	12/04/19	1,171
USD	6,294,153	EUR	5,653,000	BNP Paribas S.A.	12/04/19	65,307
USD	107,965	EUR	97,000	Morgan Stanley & Co. International PLC	12/04/19	1,084
USD	944,776	EUR	849,000	State Street Bank and Trust Co.	12/04/19	9,292
USD	2,825,399	EUR	2,539,000	State Street Bank and Trust Co.	12/04/19	27,762
USD	4,699,038	EUR	4,219,000	UBS AG	12/04/19	50,268
USD	534,499	MXN	10,254,000	UBS AG	12/04/19	10,673
CAD	4,084,758	AUD	4,520,000	State Street Bank and Trust Co.	12/18/19	16,979
CAD	3,990,000	NOK	27,653,006	Deutsche Bank AG	12/18/19	4,764
CAD	4,000,000	NOK	27,642,004	Goldman Sachs International	12/18/19	13,487
CAD	4,010,000	NOK	27,443,722	JPMorgan Chase Bank N.A.	12/18/19	42,524
CAD	4,010,000	NOK	27,755,247	JPMorgan Chase Bank N.A.	12/18/19	8,733
CAD	4,020,000	NOK	27,674,118	Morgan Stanley & Co. International PLC	12/18/19	25,063
NOK	27,937,962	CAD	3,990,000	JPMorgan Chase Bank N.A.	12/18/19	26,145
USD	55,395	NZD	86,000	Westpac Banking Corp.	02/05/20	128

						$354,687

38

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Limited Duration Income Trust (BLW)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	86,000	USD	55,341	Westpac Banking Corp.	12/04/19	$(128)
USD	1,301,440	GBP	1,010,000	JPMorgan Chase Bank N.A.	12/04/19	(4,827)
USD	8,311,094	GBP	6,451,000	JPMorgan Chase Bank N.A.	12/04/19	(32,203)
USD	263,159	GBP	204,000	State Street Bank and Trust Co.	12/04/19	(681)
USD	1,172,606	GBP	909,000	State Street Bank and Trust Co.	12/04/19	(3,034)
USD	54,584	NZD	86,000	Citibank N.A.	12/04/19	(630)
AUD	4,520,000	CAD	4,116,442	BNP Paribas S.A.	12/18/19	(40,835)
NOK	27,595,958	CAD	4,010,000	Bank of America N.A.	12/18/19	(26,011)
NOK	27,675,184	CAD	4,000,000	Citibank N.A.	12/18/19	(9,888)
NOK	27,685,720	CAD	4,020,000	Deutsche Bank AG	12/18/19	(23,804)
NOK	27,712,192	CAD	4,010,000	Morgan Stanley & Co. International PLC	12/18/19	(13,403)
NZD	4,750,000	USD	3,063,660	Bank of America N.A.	12/18/19	(13,383)
USD	3,034,091	NZD	4,750,000	Bank of America N.A.	12/18/19	(16,186)
USD	4,661,725	EUR	4,219,000	Citibank N.A.	02/05/20	(8,106)
USD	936,305	EUR	847,000	State Street Bank and Trust Co.	02/05/20	(1,203)
USD	8,933,036	EUR	8,081,000	State Street Bank and Trust Co.	02/05/20	(11,479)
USD	1,270,648	GBP	983,000	BNP Paribas S.A.	02/05/20	(3,666)
USD	8,338,706	GBP	6,451,000	BNP Paribas S.A.	02/05/20	(24,056)
USD	1,173,422	GBP	908,000	Citibank N.A.	02/05/20	(3,665)

						(237,188)

	Net Unrealized Appreciation					$117,499

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)	Value
Description	Rate	Frequency	Rate	Frequency
Call
1-Year Interest Rate Swap, 11/25/21	3-Month LIBOR, 1.91%	Quarterly	1.25%	Semi-Annual	Morgan Stanley & Co. International PLC	11/23/20	$1.25	USD 124,270	$179,918

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)	Value
Description	Rate	Frequency	Rate	Frequency
Call
1-Year Interest Rate Swap, 11/25/21	0.75%	Quarterly	3-Month LIBOR, 1.91%	Semi-Annual	Morgan Stanley & Co. International PLC	11/23/20	$0.75	USD 124,270	$(66,841)

39

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Limited Duration Income Trust (BLW)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.33.V1	5.00%	Quarterly	12/20/24	USD	2,600	$(222,466)	$(161,862)	$(60,604)
CDX.NA.IG.33.V1	1.00	Quarterly	12/20/24	USD	66,100	(1,726,980)	(1,195,197)	(531,783)

						$(1,949,446)	$(1,357,059)	$(592,387)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)	NotionalAmount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx.XO.31.V1	5.00%	Quarterly	06/20/24	B+	EUR	128	$17,742	$14,519	$3,223

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
UPC Holding BV	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/24	EUR	30	$(6,122)	$(7,153)	$1,031
UPC Holding BV	5.00	Quarterly	BNP Paribas S.A.	06/20/24	EUR	4	(843)	(1,026)	183
UPC Holding BV	5.00	Quarterly	Bank of America N.A.	06/20/24	EUR	10	(2,040)	(2,442)	402

Total							$(9,005)	$(10,621)	$1,616

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank N.A.	06/20/23	B	EUR	11	$(1,759)	$(1,595)	$(164)
Casino Guichard Perrachon SA	1.00	Quarterly	Barclays Bank PLC	12/20/23	B	EUR	40	(7,800)	(6,640)	(1,160)
Chesapeake Energy Corp.	5.00	Quarterly	Barclays Bank PLC	12/20/23	B+	USD	79	(35,491)	155	(35,646)
Chesapeake Energy Corp.	5.00	Quarterly	Barclays Bank PLC	12/20/23	B+	USD	62	(27,854)	613	(28,467)
Broadcom, Inc.	1.00	Quarterly	Citibank N.A.	06/20/24	B	USD	1,185	(9,424)	(86,273)	76,849
Casino Guichard Perrachon SA	5.00	Quarterly	Credit Suisse International	06/20/24	B	EUR	11	(652)	(761)	109
Casino Guichard Perrachon SA	5.00	Quarterly	Credit Suisse International	06/20/24	B	EUR	9	(576)	(776)	200
Telecom Italia SpA	1.00	Quarterly	Citibank N.A.	06/20/24	BB+	EUR	5	(56)	(171)	115
Telecom Italia SpA	1.00	Quarterly	Bank of America N.A.	06/20/24	BB+	EUR	5	(56)	(169)	113
Telecom Italia SpA	1.00	Quarterly	Citibank N.A.	06/20/24	BB+	EUR	5	(56)	(176)	120
Telecom Italia SpA	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/24	BB+	EUR	5	(54)	(174)	120
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-	EUR	10	135	(141)	276
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-	EUR	30	408	—	408
Telecom Italia SpA	1.00	Quarterly	Citibank N.A.	06/20/26	BB+	EUR	10	(644)	(1,524)	880

40

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Limited Duration Income Trust (BLW)

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Virgin Media Finance PLC	5.00%	Quarterly	Credit Suisse International	12/20/26	B	EUR	20	$4,653	$5,059	$(406)
Tesco PLC	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/28	BB+	EUR	60	(3,248)	(5,945)	2,697
CMBX.NA.8	3.00	Monthly	Barclays Bank PLC	10/17/57	NR	USD	5,000	(145,227)	(534,417)	389,190
CMBX.NA.8	3.00	Monthly	Credit Suisse International	10/17/57	NR	USD	2,500	(72,613)	(263,940)	191,327
CMBX.NA.8	3.00	Monthly	Morgan Stanley & Co. International PLC	10/17/57	NR	USD	4,450	(129,253)	(617,776)	488,523
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	7,550	(136,305)	(968,165)	831,860
CMBX.NA.9	3.00	Monthly	Credit Suisse International	09/17/58	NR	USD	5,000	(90,268)	(558,897)	468,629
CMBX.NA.9	3.00	Monthly	Credit Suisse International	09/17/58	NR	USD	5,000	(90,267)	(558,897)	468,630
CMBX.NA.9	3.00	Monthly	Credit Suisse International	09/17/58	NR	USD	5,000	(90,268)	(552,793)	462,525

Total								$(836,675)	$(4,153,403)	$3,316,728

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

41

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Limited Duration Income Trust (BLW)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$126,645	$43,305	$549,446	$719,396
Asset-Backed Securities	—	24,427,147	4,014,938	28,442,085
Corporate Bonds(a)	—	386,171,832	1,591,871	387,763,703
Floating Rate Loan Interests(a)	—	235,907,764	15,450,823	251,358,587
Foreign Agency Obligations	—	17,450,875	—	17,450,875
Investment Companies(a)	16,300,502	—	—	16,300,502
Non-Agency Mortgage-Backed Securities	—	8,894,475	—	8,894,475
Other Interests(a)	—	—	10	10
Preferred Securities(a)	10,772,006	42,604,682	—	53,376,688
Trust Preferred	2,742,175	—	—	2,742,175
U.S. Government Sponsored Agency Securities	—	32,519,000	—	32,519,000
U.S. Treasury Obligations	—	17,965,086	—	17,965,086
Warrants(a)	—	224,741	—	224,741
Options Purchased	—	179,918	—	179,918
Short-Term Securities:
Foreign Agency Obligations	—	352,062	—	352,062
Money Market Funds	2,841,143	—	—	2,841,143
Liabilities:
Investments:
Unfunded Floating Rate Loan Interests(b)	—	(384)	—	(384)

Subtotal	$32,782,471	$766,740,503	$21,607,088	$821,130,062

Investments Valued at NAV(c)				85,997

Total Investments				$821,216,059

Derivative Financial Instruments(d)
Assets:
Credit contracts	$—	$3,310,561	$76,849	$3,387,410
Equity contracts	390	—	—	390
Forward foreign currency contracts	—	354,687	—	354,687
Interest rate contracts	95,974	—	—	95,974
Liabilities:
Credit contracts	—	(658,230)	—	(658,230)
Forward foreign currency contracts	—	(237,188)	—	(237,188)
Interest rate contracts	(177,631)	(66,841)	—	(244,472)

	$(81,267)	$2,702,989	$76,849	$2,698,571

(a)	See above Schedule of Investments for values in each industry/sector/security type.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(d)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

42

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Limited Duration Income Trust (BLW)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $207,514,883 are categorized within as Level 2 the disclosure hierarchy.

A reconciliation of Level 3 Investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Grand Total
Assets:
Opening balance, as of August 31, 2019	$4,155,566	$534,756	$1,577,528	$7,282,908	$10	$13,550,768
Transfers into Level 3	—	—	—	4,972,528	—	4,972,528
Transfers out of Level 3	—	—	—	(1,965,002)	—	(1,965,002)
Accrued discounts/premiums	(31,352)	—	—	1,954	—	(29,398)
Net realized gain (loss)	—	—	—	(6,322)	—	(6,322)
Net change in unrealized appreciation (depreciation)(a)	(6,094)	14,690	14,343	100,697	—	123,636
Purchases	—	—	—	6,157,303	—	6,157,303
Sales	(103,182)	—	—	(1,093,243)	—	(1,196,425)

Closing balance, as of November 30, 2019	$4,014,938	$549,446	$1,591,871	$15,450,823	$10	$21,607,088

Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2019(a)	$(6,094)	$14,690	$14,343	$101,690	$—	$124,629

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at November 30, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

	Credit Contracts	Grand Total
Assets:
Opening balance, as of August 31, 2019	$—	$—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Accrued discounts/premiums	3,545	3,545
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)(a)	73,304	73,304
Purchases	—	—
Sales	—	—

Closing balance, as of November 30, 2019	76,849	76,849

Net change in unrealized appreciation (depreciation) on derivative financial instruments held at November 30, 2019(a)	$73,304	$73,304

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on derivative financial instruments still held at November 30, 2019 is generally due to derivative financial instruments no longer held or categorized as Level 3 at period end.

43